UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03790

Pear Tree Funds

(Exact name of registrant as specified in charter)

55 Old Bedford Road, Lincoln, MA 01773

(Address of principal executive offices) (Zip code)

Diane Hunt, 55 Old Bedford Road, Lincoln, MA 01773

(Name and address of agent for service)

Registrant's telephone number, including area code 781/259-1144

Date of fiscal year end: 3/31

Date of reporting period: 3/31/26

Item 1. Reports to Shareholders

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

annual shareholder report | AS OF March 31, 2026

Pear Tree Polaris Small Cap Fund

Ordinary Shares: USBNX

This annual shareholder report contains information about Pear Tree Polaris Small Cap Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1‑800‑326‑2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$144	1.35%

What affected the Fund’s performance this period?

The Fund delivered a strong absolute return but trailed the Russell 2000. Results came from bottom-up stock selection in Consumer Discretionary, Information Technology, Consumer Staples and Utilities. Information Technology was the standout, anchored by MKS Inc., which rallied on double-digit sales across semiconductor, advanced packaging and photonics end markets, while electronics distributors Arrow Electronics and Avnet beat consensus as the industry recovered from the 2023–2024 inventory correction. In Consumer Discretionary, for‑profit education companies Laureate Education and Perdoceo Education gained on organic enrollment growth, while American Eagle Outfitters and Buckle Inc. rallied on strong same‑store sales. Ingles Markets continued its post‑COVID margin recovery in Consumer Staples, Black Hills Corp. supported returns in Utilities, and CVR Energy and Diamondback Energy benefited from firmer oil prices. Lundin Mining capitalized on tight copper supply and strong execution at its Caserones mine, while Bermuda‑domiciled Bank of N.T. Butterfield added meaningfully in Financials. Key detractors included Graphic Packaging, which was sold during the year; Progress Software, weighed by a broader software derating; office‑furniture maker HNI Corp.; and Puerto Rico’s EVERTEC, which was exited on macro concerns.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE | March 31, 2016 through March 31, 2026

(Initial Investment of $10,000)

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Five Year	Ten Year
Pear Tree Polaris Small Cap Fund Ordinary Shares	14.51%	6.35%	8.15%
Russell 2000	25.73%	3.77%	9.88%
S&P 500	17.80%	12.06%	14.16%

The preceding line graph shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely align to the Fund's investment strategy (Strategy Benchmark(s)). Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2026)

Total Net Assets	$92,052,337
Number of Holdings	50
Advisory Fee	$733,315
Portfolio Turnover	37%

What did the Fund invest in?

(as of March 31, 2026)

SECTOR ALLOCATION

(% of Fund’s net assets)

Financials	25.0
Industrials	21.3
Information Technology	9.2
Real Estate	8.7
Health Care	8.5
Consumer Discretionary	8.4
Materials	5.2
Consumer Staples	4.9
Energy	4.7
Utilities	2.5
Cash and Other Assets (Net)	1.6

TOP TEN HOLDINGS

(% of Fund’s net assets)

Laureate Education, Inc.	2.7
Lantheus Holdings, Inc.	2.7
Northeast Bancorp	2.6
Ingles Markets Inc.	2.6
The Bank of N.T. Butterfield & Son Limited	2.6
V2X, Inc.	2.6
Black Hills Corporation	2.5
BOK Financial Corporation	2.5
South Plains Financial, Inc.	2.5
Perdoceo Education Corporation	2.5

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the Ordinary Share Class.

The Russell and the S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2026

Pear Tree Polaris Small Cap Fund

Institutional Shares: QBNAX

This annual shareholder report contains information about Pear Tree Polaris Small Cap Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1‑800‑326‑2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$105	0.97%

What affected the Fund’s performance this period?

The Fund delivered a strong absolute return but trailed the Russell 2000. Results came from bottom-up stock selection in Consumer Discretionary, Information Technology, Consumer Staples and Utilities. Information Technology was the standout, anchored by MKS Inc., which rallied on double-digit sales across semiconductor, advanced packaging and photonics end markets, while electronics distributors Arrow Electronics and Avnet beat consensus as the industry recovered from the 2023–2024 inventory correction. In Consumer Discretionary, for‑profit education companies Laureate Education and Perdoceo Education gained on organic enrollment growth, while American Eagle Outfitters and Buckle Inc. rallied on strong same‑store sales. Ingles Markets continued its post‑COVID margin recovery in Consumer Staples, Black Hills Corp. supported returns in Utilities, and CVR Energy and Diamondback Energy benefited from firmer oil prices. Lundin Mining capitalized on tight copper supply and strong execution at its Caserones mine, while Bermuda‑domiciled Bank of N.T. Butterfield added meaningfully in Financials. Key detractors included Graphic Packaging, which was sold during the year; Progress Software, weighed by a broader software derating; office‑furniture maker HNI Corp.; and Puerto Rico’s EVERTEC, which was exited on macro concerns.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE | March 31, 2016 through March 31, 2026

(Initial Investment of $1,000,000)

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Five Year	Ten Year
Pear Tree Polaris Small Cap Fund Institutional Shares	14.92%	6.74%	8.54%
Russell 2000	25.73%	3.77%	9.88%
S&P 500	17.80%	12.06%	14.16%

The preceding line graph shows the value of a hypothetical $1,000,000 investment in the Fund over the past 10 fiscal year periods. The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely align to the Fund's investment strategy (Strategy Benchmark(s)). Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2026)

Total Net Assets	$92,052,337
Number of Holdings	50
Advisory Fee	$733,315
Portfolio Turnover	37%

What did the Fund invest in?

(as of March 31, 2026)

SECTOR ALLOCATION

(% of Fund’s net assets)

Financials	25.0
Industrials	21.3
Information Technology	9.2
Real Estate	8.7
Health Care	8.5
Consumer Discretionary	8.4
Materials	5.2
Consumer Staples	4.9
Energy	4.7
Utilities	2.5
Cash and Other Assets (Net)	1.6

TOP TEN HOLDINGS

(% of Fund’s net assets)

Laureate Education, Inc.	2.7
Lantheus Holdings, Inc.	2.7
Northeast Bancorp	2.6
Ingles Markets Inc.	2.6
The Bank of N.T. Butterfield & Son Limited	2.6
V2X, Inc.	2.6
Black Hills Corporation	2.5
BOK Financial Corporation	2.5
South Plains Financial, Inc.	2.5
Perdoceo Education Corporation	2.5

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartrseefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the Institutional Share Class.

The Russell and the S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2026

Pear Tree Polaris Small Cap Fund

R6 Shares: QBNRX

This report describes changes to the Fund that occurred during the reporting period.

This annual shareholder report contains information about Pear Tree Polaris Small Cap Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1‑800‑326‑2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$101	0.94%

What affected the Fund’s performance this period?

The Fund delivered a strong absolute return but trailed the Russell 2000. Results came from bottom-up stock selection in Consumer Discretionary, Information Technology, Consumer Staples and Utilities. Information Technology was the standout, anchored by MKS Inc., which rallied on double-digit sales across semiconductor, advanced packaging and photonics end markets, while electronics distributors Arrow Electronics and Avnet beat consensus as the industry recovered from the 2023–2024 inventory correction. In Consumer Discretionary, for‑profit education companies Laureate Education and Perdoceo Education gained on organic enrollment growth, while American Eagle Outfitters and Buckle Inc. rallied on strong same‑store sales. Ingles Markets continued its post‑COVID margin recovery in Consumer Staples, Black Hills Corp. supported returns in Utilities, and CVR Energy and Diamondback Energy benefited from firmer oil prices. Lundin Mining capitalized on tight copper supply and strong execution at its Caserones mine, while Bermuda‑domiciled Bank of N.T. Butterfield added meaningfully in Financials. Key detractors included Graphic Packaging, which was sold during the year; Progress Software, weighed by a broader software derating; office‑furniture maker HNI Corp.; and Puerto Rico’s EVERTEC, which was exited on macro concerns.

How did the Fund perform since inception?

CUMULATIVE PERFORMANCE | November 1, 2024 (Commencement of Operations) through March 31, 2026

(Initial Investment of $100,000)

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Since Inception
Pear Tree Polaris Small Cap Fund R6 Shares	15.45%	8.51%
Russell 2000	25.73%	10.52%
S&P 500	17.80%	11.14%

The preceding line graph shows the value of a hypothetical $100,000 investment in the Fund since inception. The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely align to the Fund's investment strategy (Strategy Benchmark(s)). Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2026)

Total Net Assets	$92,052,337
Number of Holdings	50
Advisory Fee	$733,315
Portfolio Turnover	37%

What did the Fund invest in?

(as of March 31, 2026)

SECTOR ALLOCATION

(% of Fund’s net assets)

Financials	25.0
Industrials	21.3
Information Technology	9.2
Real Estate	8.7
Health Care	8.5
Consumer Discretionary	8.4
Materials	5.2
Consumer Staples	4.9
Energy	4.7
Utilities	2.5
Cash and Other Assets (Net)	1.6

TOP TEN HOLDINGS

(% of Fund’s net assets)

Laureate Education, Inc.	2.7
Lantheus Holdings, Inc.	2.7
Northeast Bancorp	2.6
Ingles Markets Inc.	2.6
The Bank of N.T. Butterfield & Son Limited	2.6
V2X, Inc.	2.6
Black Hills Corporation	2.5
BOK Financial Corporation	2.5
South Plains Financial, Inc.	2.5
Perdoceo Education Corporation	2.5

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

Effective December 5, 2025, a reverse stock split (the "Reverse Stock Split") of the issued and outstanding shares of Class R6 took place. As a result of the Reverse Stock Split, for each Class R6 share of the Fund a shareholder held, the shareholder received a proportional number of shares of Class R6 of the Fund with the same aggregate dollar value. The total dollar value of a shareholder's investment in Class R6 shares of the Fund was unchanged and each shareholder continued to own the same percentage (by value) of the Fund immediately following the Reverse Stock Split as the shareholder did immediately prior to the Reverse Stock Split. The Reverse Stock Split Ratio was 3.861 to 1.

The Russell and the S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2026

Pear Tree Quality Fund

Ordinary Shares: USBOX

This annual shareholder report contains information about Pear Tree Quality Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$117	1.12%

What affected the Fund’s performance this period?

Health Care, one of the most heavily weighted sectors in the portfolio, represented approximately 25% of total holdings. The significant overweight position in the sector, combined with weak performance from several holdings, detracted roughly 240 basis points from relative results during the period. Notable detractors within Health Care included UnitedHealth Group, which declined 47%, and Elevance Health, which fell 31%.

In addition, three positions in the Information Technology sector contributed meaningfully to underperformance. In descending order, these were SAP (35.6%), Accenture (35%), and Salesforce (30%).

The portfolio benefited from favorable performance in the Communication Services, Financials, and Real Estate sectors during the period.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE | March 31, 2016 through March 31, 2026

(Initial Investment of $10,000)

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Five Year	Ten Year
Pear Tree Quality Fund Ordinary Shares	9.01%	10.46%	13.74%
S&P 500	17.80%	12.06%	14.16%

The preceding line graph shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely align to the Fund's investment strategy (Strategy Benchmark(s)). Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2026)

Total Net Assets	$267,720,984
Number of Holdings	45
Advisory Fee	$1,906,587
Portfolio Turnover	53%

What did the Fund invest in?

(as of March 31, 2026)

SECTOR ALLOCATION

(% of Fund’s net assets)

Information Technology	39.8
Health Care	24.8
Communication Services	10.4
Consumer Discretionary	10.4
Consumer Staples	7.4
Financials	4.2
Industrials	1.8
Cash and Other Assets (Net)	1.2

TOP TEN HOLDINGS

(% of Fund’s net assets)

Microsoft Corporation	5.6
Alphabet, Inc. Class A	5.6
Meta Platforms, Inc.	4.8
Taiwan Semiconductor Manufacturing Co., Ltd.	4.6
Apple, Inc.	4.4
Johnson & Johnson	4.1
Lam Research Corporation	4.0
Amazon.com, Inc.	3.8
Thermo Fisher Scientific, Inc.	3.8
Accenture Plc	2.8

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the Ordinary Share Class.

The S&P does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2026

Pear Tree Quality Fund

Institutional Shares: QGIAX

This annual shareholder report contains information about Pear Tree Quality Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$79	0.75%

What affected the Fund’s performance this period?

Health Care, one of the most heavily weighted sectors in the portfolio, represented approximately 25% of total holdings. The significant overweight position in the sector, combined with weak performance from several holdings, detracted roughly 240 basis points from relative results during the period. Notable detractors within Health Care included UnitedHealth Group, which declined 47%, and Elevance Health, which fell 31%.

In addition, three positions in the Information Technology sector contributed meaningfully to underperformance. In descending order, these were SAP (35.6%), Accenture (35%), and Salesforce (30%).

The portfolio benefited from favorable performance in the Communication Services, Financials, and Real Estate sectors during the period.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE | March 31, 2016 through March 31, 2026

(Initial Investment of $1,000,000)

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Five Year	Ten Year
Pear Tree Quality Fund Institutional Shares	9.41%	10.89%	14.16%
S&P 500	17.80%	12.06%	14.16%

The preceding line graph shows the value of a hypothetical $1,000,000 investment in the Fund over the past 10 fiscal year periods. The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely align to the Fund's investment strategy (Strategy Benchmark(s)). Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2026)

Total Net Assets	$267,720,984
Number of Holdings	45
Advisory Fee	$1,906,587
Portfolio Turnover	53%

What did the Fund invest in?

(as of March 31, 2026)

SECTOR ALLOCATION

(% of Fund’s net assets)

Information Technology	39.8
Health Care	24.8
Communication Services	10.4
Consumer Discretionary	10.4
Consumer Staples	7.4
Financials	4.2
Industrials	1.8
Cash and Other Assets (Net)	1.2

TOP TEN HOLDINGS

(% of Fund’s net assets)

Microsoft Corporation	5.6
Alphabet, Inc. Class A	5.6
Meta Platforms, Inc.	4.8
Taiwan Semiconductor Manufacturing Co., Ltd.	4.6
Apple, Inc.	4.4
Johnson & Johnson	4.1
Lam Research Corporation	4.0
Amazon.com, Inc.	3.8
Thermo Fisher Scientific, Inc.	3.8
Accenture Plc	2.8

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the Institutional Share Class.

The S&P does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2026

Pear Tree Quality Fund

R6 Shares: QGIRX

This report describes changes to the Fund that occurred during the reporting period.

This annual shareholder report contains information about Pear Tree Quality Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$67	0.64%

What affected the Fund’s performance this period?

Health Care, one of the most heavily weighted sectors in the portfolio, represented approximately 25% of total holdings. The significant overweight position in the sector, combined with weak performance from several holdings, detracted roughly 240 basis points from relative results during the period. Notable detractors within Health Care included UnitedHealth Group, which declined 47%, and Elevance Health, which fell 31%.

In addition, three positions in the Information Technology sector contributed meaningfully to underperformance. In descending order, these were SAP (35.6%), Accenture (35%), and Salesforce (30%).

The portfolio benefited from favorable performance in the Communication Services, Financials, and Real Estate sectors during the period.

How did the Fund perform since inception?

CUMULATIVE PERFORMANCE | November 1, 2024 (Commencement of Operations) through March 31, 2026

(Initial Investment of $100,000)

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Since Inception
Pear Tree Quality Fund R6 Shares	9.68%	6.24%
S&P 500	17.80%	11.14%

The preceding line graph shows the value of a hypothetical $100,000 investment in the Fund since inception. The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely align to the Fund's investment strategy (Strategy Benchmark(s)). Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2026)

Total Net Assets	$267,720,984
Number of Holdings	45
Advisory Fee	$1,906,587
Portfolio Turnover	53%

What did the Fund invest in?

(as of March 31, 2026)

SECTOR ALLOCATION

(% of Fund’s net assets)

Information Technology	39.8
Health Care	24.8
Communication Services	10.4
Consumer Discretionary	10.4
Consumer Staples	7.4
Financials	4.2
Industrials	1.8
Cash and Other Assets (Net)	1.2

TOP TEN HOLDINGS

(% of Fund’s net assets)

Microsoft Corporation	5.6
Alphabet, Inc. Class A	5.6
Meta Platforms, Inc.	4.8
Taiwan Semiconductor Manufacturing Co., Ltd.	4.6
Apple, Inc.	4.4
Johnson & Johnson	4.1
Lam Research Corporation	4.0
Amazon.com, Inc.	3.8
Thermo Fisher Scientific, Inc.	3.8
Accenture Plc	2.8

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

Effective December 5, 2025, a reverse stock split (the "Reverse Stock Split") of the issued and outstanding shares of Class R6 took place. As a result of the Reverse Stock Split, for each Class R6 share of the Fund a shareholder held, the shareholder received a proportional number of shares of Class R6 of the Fund with the same aggregate dollar value. The total dollar value of a shareholder's investment in Class R6 shares of the Fund was unchanged and each shareholder continued to own the same percentage (by value) of the Fund immediately following the Reverse Stock Split as the shareholder did immediately prior to the Reverse Stock Split. The Reverse Stock Split Ratio was 3.258 to 1.

The S&P does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2026

Pear Tree Essex Environmental Opportunities Fund

Ordinary Shares: EEOFX

This annual shareholder report contains information about Pear Tree Essex Environmental Opportunities Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$144	1.22%

What affected the Fund’s performance this period?

The rapid advance of artificial intelligence has driven a significant uptick in energy demand, highlighting the need to increase our energy supply and upgrade and strengthen our electrical grid. The list of top contributors to the Fund’s performance over the past year were beneficiaries: turbine suppliers, electrical equipment suppliers, electrical grid and renewable energy contractors, and energy storage companies. Additionally, the continuation of the de-globalization of our economy due to tariff wars, national security concerns and other nationalistic behaviors has helped the Fund’s positions in companies that improve energy security, provide domestic sources of key materials and improve the efficiency of our supply chains. Most of the detractors to Fund performance were companies negatively impacted by fears that AI would disrupt their business models or companies experiencing slowdowns in their end markets due to economic uncertainty.

How did the Fund perform since inception?

CUMULATIVE PERFORMANCE | September 1, 2017 (Commencement of Operations) through March 31, 2026*

(Initial Investment of $10,000)

AVERAGE ANNUAL TOTAL RETURNS*

	One Year	Five Year	Since Inception
Pear Tree Essex Environmental Opportunities Fund Ordinary Shares	34.63%	(1.26%)	6.77%
MSCI World	19.39%	10.77%	11.73%
*	Performance for periods prior to September 1, 2021 represent the performance of Essex Environmental Opportunities Fund, the predecessor of the Fund.

The preceding line graph shows the value of a hypothetical $10,000 investment in the Fund since inception. The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely align to the Fund's investment strategy (Strategy Benchmark(s)). Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2026)

Total Net Assets	$26,956,298
Number of Holdings	38
Advisory Fee	$175,110
Portfolio Turnover	56%

What did the Fund invest in?

(as of March 31, 2026)

COUNTRY ALLOCATION

(% of Fund’s net assets)

United States	69.2
Japan	11.4
Germany	7.6
Ireland	3.6
Switzerland	2.9
China	2.7
Netherlands	1.3

TOP TEN HOLDINGS

(% of Fund’s net assets)

Infineon Technologies AG	5.5
Corteva, Inc.	4.1
Badger Meter, Inc.	3.6
Kingspan Group plc	3.6
Advanced Drainage Systems, Inc.	3.6
Enphase Energy, Inc.	3.5
Primoris Services Corporation	3.4
Keyence Corporation	3.4
Toray Industries, Inc.	3.3
Cognex Corporation	3.3

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the Ordinary Share Class.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2026

Pear Tree Essex Environmental Opportunities Fund

Institutional Shares: GEOSX

This annual shareholder report contains information about Pear Tree Essex Environmental Opportunities Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$115	0.98%

What affected the Fund’s performance this period?

The rapid advance of artificial intelligence has driven a significant uptick in energy demand, highlighting the need to increase our energy supply and upgrade and strengthen our electrical grid. The list of top contributors to the Fund’s performance over the past year were beneficiaries: turbine suppliers, electrical equipment suppliers, electrical grid and renewable energy contractors, and energy storage companies. Additionally, the continuation of the de-globalization of our economy due to tariff wars, national security concerns and other nationalistic behaviors has helped the Fund’s positions in companies that improve energy security, provide domestic sources of key materials and improve the efficiency of our supply chains. Most of the detractors to Fund performance were companies negatively impacted by fears that AI would disrupt their business models or companies experiencing slowdowns in their end markets due to economic uncertainty.

How did the Fund perform since inception?

CUMULATIVE PERFORMANCE | September 1, 2017 (Commencement of Operations) through March 31, 2026*

(Initial Investment of $1,000,000)

AVERAGE ANNUAL TOTAL RETURNS*

	One Year	Five Year	Since Inception
Pear Tree Essex Environmental Opportunities Fund Institutional Shares	34.83%	(1.00%)	7.04%
MSCI World	19.39%	10.77%	11.73%
*	Performance for periods prior to September 1, 2021 represent the performance of Essex Environmental Opportunities Fund, the predecessor of the Fund.

The preceding line graph shows the value of a hypothetical $1,000,000 investment in the Fund since inception. The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely align to the Fund's investment strategy (Strategy Benchmark(s)). Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2026)

Total Net Assets	$26,956,298
Number of Holdings	38
Advisory Fee	$175,110
Portfolio Turnover	56%

What did the Fund invest in?

(as of March 31, 2026)

COUNTRY ALLOCATION

(% of Fund’s net assets)

United States	69.2
Japan	11.4
Germany	7.6
Ireland	3.6
Switzerland	2.9
China	2.7
Netherlands	1.3

TOP TEN HOLDINGS

(% of Fund’s net assets)

Infineon Technologies AG	5.5
Corteva, Inc.	4.1
Badger Meter, Inc.	3.6
Kingspan Group plc	3.6
Advanced Drainage Systems, Inc.	3.6
Enphase Energy, Inc.	3.5
Primoris Services Corporation	3.4
Keyence Corporation	3.4
Toray Industries, Inc.	3.3
Cognex Corporation	3.3

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the Institutional Share Class.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2026

Pear Tree Essex Environmental Opportunities Fund

R6 Shares: GEORX

This report describes changes to the Fund that occurred during the reporting period.

This annual shareholder report contains information about Pear Tree Essex Environmental Opportunities Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$109	0.92%

What affected the Fund’s performance this period?

The rapid advance of artificial intelligence has driven a significant uptick in energy demand, highlighting the need to increase our energy supply and upgrade and strengthen our electrical grid. The list of top contributors to the Fund’s performance over the past year were beneficiaries: turbine suppliers, electrical equipment suppliers, electrical grid and renewable energy contractors, and energy storage companies. Additionally, the continuation of the de-globalization of our economy due to tariff wars, national security concerns and other nationalistic behaviors has helped the Fund’s positions in companies that improve energy security, provide domestic sources of key materials and improve the efficiency of our supply chains. Most of the detractors to Fund performance were companies negatively impacted by fears that AI would disrupt their business models or companies experiencing slowdowns in their end markets due to economic uncertainty.

How did the Fund perform since inception?

CUMULATIVE PERFORMANCE | September 1, 2021 (Commencement of Operations) through March 31, 2026

(Initial Investment of $100,000)

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Since Inception
Pear Tree Essex Environmental Opportunities Fund R6 Shares	35.46%	(3.06%)
MSCI World	19.39%	8.88%

The preceding line graph shows the value of a hypothetical $100,000 investment in the Fund since inception. The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely align to the Fund's investment strategy (Strategy Benchmark(s)). Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2026)

Total Net Assets	$26,956,298
Number of Holdings	38
Advisory Fee	$175,110
Portfolio Turnover	56%

What did the Fund invest in?

(as of March 31, 2026)

COUNTRY ALLOCATION

(% of Fund’s net assets)

United States	69.2
Japan	11.4
Germany	7.6
Ireland	3.6
Switzerland	2.9
China	2.7
Netherlands	1.3

TOP TEN HOLDINGS

(% of Fund’s net assets)

Infineon Technologies AG	5.5
Corteva, Inc.	4.1
Badger Meter, Inc.	3.6
Kingspan Group plc	3.6
Advanced Drainage Systems, Inc.	3.6
Enphase Energy, Inc.	3.5
Primoris Services Corporation	3.4
Keyence Corporation	3.4
Toray Industries, Inc.	3.3
Cognex Corporation	3.3

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

Effective December 5, 2025, a reverse stock split (the "Reverse Stock Split") of the issued and outstanding shares of Class R6 took place. As a result of the Reverse Stock Split, for each Class R6 share of the Fund a shareholder held, the shareholder received a proportional number of shares of Class R6 of the Fund with the same aggregate dollar value. The total dollar value of a shareholder's investment in Class R6 shares of the Fund was unchanged and each shareholder continued to own the same percentage (by value) of the Fund immediately following the Reverse Stock Split as the shareholder did immediately prior to the Reverse Stock Split. The Reverse Stock Split Ratio was 2.188 to 1.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2026

Pear Tree Polaris Foreign Value Fund

Ordinary Shares: QFVOX

This annual shareholder report contains information about Pear Tree Polaris Foreign Value Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$174	1.50%*
*	The percentage would have been 1.45% if the Trust did not engage a third party to assist in reclaiming EU tax overpayments made by the Fund.

What affected the Fund’s performance this period?

The Fund’s performance was led by strong stock selection in Information Technology (“IT”), Industrials, Financials and Materials.IT was the standout sector contributor, driven by the AI‑fueled shortage in advanced chips and memory; SK Hynix and Samsung Electronics were the top two contributors overall as supply‑demand dynamics favored memory manufacturers. Industrials and Financials also drove results, with Marubeni closing in on guidance targets through new investments and a richer non‑resource profit mix, while Shinhan Financial and Mitsubishi UFJ benefited from strong quarterly results and earnings momentum. Materials contributed meaningfully: Lundin Mining posted record revenues on higher copper prices, and Yara International gained share after the Strait of Hormuz closure disrupted roughly 30% of global nitrogen supply. By country, South Korea dominated, followed by Japan, Canada and Norway. Key laggards included Teleperformance, pressured by fears that generative AI will disrupt customer service outsourcing; Nomad Foods, which cut full‑year guidance; Alibaba, amid skepticism over its sizeable AI and cloud capex; and Sanofi, following mixed COPD Phase 3 trial results.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE | March 31, 2016 through March 31, 2026

(Initial Investment of $10,000)

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Five Year	Ten Year
Pear Tree Polaris Foreign Value Fund Ordinary Shares	32.38%	6.56%	7.56%
MSCI EAFE	21.88%	8.45%	8.91%

The preceding line graph shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely align to the Fund's investment strategy (Strategy Benchmark(s)). Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2026)

Total Net Assets	$1,398,714,960
Number of Holdings	59
Advisory Fee	$14,679,283
Portfolio Turnover	29%

What did the Fund invest in?

(as of March 31, 2026)

COUNTRY ALLOCATION

(% of Fund’s net assets)

Japan	14.3
South Korea	13.8
France	10.9
Germany	9.2
United Kingdom	7.0
Ireland	6.5
Norway	6.0
Sweden	3.6
Spain	3.5
China	3.5
Italy	2.3
Switzerland	2.2
Netherlands	2.2
Puerto Rico	2.1
Singapore	2.0
Hong Kong	2.0
Chile	2.0
Taiwan	1.2
Canada	1.0
Belgium	0.9
Russia	<0.1

TOP TEN HOLDINGS

(% of Fund’s net assets)

SK Hynix, Inc.	3.9
Samsung Electronics Company Limited	3.8
Marubeni Corporation	2.5
TotalEnergies SE	2.4
Endesa, S.A.	2.3
Barry Callebaut AG	2.2
Jazz Pharmaceuticals plc	2.2
Koninklijke Ahold Delhaize N.V.	2.2
DNB Bank ASA	2.1
ORIX Corporation	2.1

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the Ordinary Share Class.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2026

Pear Tree Polaris Foreign Value Fund

Institutional Shares: QFVIX

This annual shareholder report contains information about Pear Tree Polaris Foreign Value Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$129	1.11%*
*	The percentage would have been 1.08% if the Trust did not engage a third party to assist in reclaiming EU tax overpayments made by the Fund.

What affected the Fund’s performance this period?

The Fund’s performance was led by strong stock selection in Information Technology (“IT”), Industrials, Financials and Materials.IT was the standout sector contributor, driven by the AI‑fueled shortage in advanced chips and memory; SK Hynix and Samsung Electronics were the top two contributors overall as supply‑demand dynamics favored memory manufacturers. Industrials and Financials also drove results, with Marubeni closing in on guidance targets through new investments and a richer non‑resource profit mix, while Shinhan Financial and Mitsubishi UFJ benefited from strong quarterly results and earnings momentum. Materials contributed meaningfully: Lundin Mining posted record revenues on higher copper prices, and Yara International gained share after the Strait of Hormuz closure disrupted roughly 30% of global nitrogen supply. By country, South Korea dominated, followed by Japan, Canada and Norway. Key laggards included Teleperformance, pressured by fears that generative AI will disrupt customer service outsourcing; Nomad Foods, which cut full‑year guidance; Alibaba, amid skepticism over its sizeable AI and cloud capex; and Sanofi, following mixed COPD Phase 3 trial results.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE | March 31, 2016 through March 31, 2026

(Initial Investment of $1,000,000)

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Five Year	Ten Year
Pear Tree Polaris Foreign Value Fund Institutional Shares	32.87%	6.95%	7.94%
MSCI EAFE	21.88%	8.45%	8.91%

The preceding line graph shows the value of a hypothetical $1,000,000 investment in the Fund over the past 10 fiscal year periods. The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely align to the Fund's investment strategy (Strategy Benchmark(s)). Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2026)

Total Net Assets	$1,398,714,960
Number of Holdings	59
Advisory Fee	$14,679,283
Portfolio Turnover	29%

What did the Fund invest in?

(as of March 31, 2026)

COUNTRY ALLOCATION

(% of Fund’s net assets)

Japan	14.3
South Korea	13.8
France	10.9
Germany	9.2
United Kingdom	7.0
Ireland	6.5
Norway	6.0
Sweden	3.6
Spain	3.5
China	3.5
Italy	2.3
Switzerland	2.2
Netherlands	2.2
Puerto Rico	2.1
Singapore	2.0
Hong Kong	2.0
Chile	2.0
Taiwan	1.2
Canada	1.0
Belgium	0.9
Russia	<0.1

TOP TEN HOLDINGS

(% of Fund’s net assets)

SK Hynix, Inc.	3.9
Samsung Electronics Company Limited	3.8
Marubeni Corporation	2.5
TotalEnergies SE	2.4
Endesa, S.A.	2.3
Barry Callebaut AG	2.2
Jazz Pharmaceuticals plc	2.2
Koninklijke Ahold Delhaize N.V.	2.2
DNB Bank ASA	2.1
ORIX Corporation	2.1

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the Institutional Share Class.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2026

Pear Tree Polaris Foreign Value Fund

R6 Shares: QFVRX

This report describes changes to the Fund that occurred during the reporting period.

This annual shareholder report contains information about Pear Tree Polaris Foreign Value Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$115	0.98%*
*	The percentage would have been 0.94% if the Trust did not engage a third party to assist in reclaiming EU tax overpayments made by the Fund.

What affected the Fund’s performance this period?

The Fund’s performance was led by strong stock selection in Information Technology (“IT”), Industrials, Financials and Materials.IT was the standout sector contributor, driven by the AI‑fueled shortage in advanced chips and memory; SK Hynix and Samsung Electronics were the top two contributors overall as supply‑demand dynamics favored memory manufacturers. Industrials and Financials also drove results, with Marubeni closing in on guidance targets through new investments and a richer non‑resource profit mix, while Shinhan Financial and Mitsubishi UFJ benefited from strong quarterly results and earnings momentum. Materials contributed meaningfully: Lundin Mining posted record revenues on higher copper prices, and Yara International gained share after the Strait of Hormuz closure disrupted roughly 30% of global nitrogen supply. By country, South Korea dominated, followed by Japan, Canada and Norway. Key laggards included Teleperformance, pressured by fears that generative AI will disrupt customer service outsourcing; Nomad Foods, which cut full‑year guidance; Alibaba, amid skepticism over its sizeable AI and cloud capex; and Sanofi, following mixed COPD Phase 3 trial results.

How did the Fund perform since inception?

CUMULATIVE PERFORMANCE | February 6, 2017 (Commencement of Operations) through March 31, 2026

(Initial Investment of $100,000)

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Five Year	Since Inception
Pear Tree Polaris Foreign Value Fund R6 Shares	33.00%	7.05%	7.66%
MSCI EAFE	21.88%	8.45%	8.92%

The preceding line graph shows the value of a hypothetical $100,000 investment in the Fund since inception. The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely align to the Fund's investment strategy (Strategy Benchmark(s)). Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2026)

Total Net Assets	$1,398,714,960
Number of Holdings	59
Advisory Fee	$14,679,283
Portfolio Turnover	29%

What did the Fund invest in?

(as of March 31, 2026)

COUNTRY ALLOCATION

(% of Fund’s net assets)

Japan	14.3
South Korea	13.8
France	10.9
Germany	9.2
United Kingdom	7.0
Ireland	6.5
Norway	6.0
Sweden	3.6
Spain	3.5
China	3.5
Italy	2.3
Switzerland	2.2
Netherlands	2.2
Puerto Rico	2.1
Singapore	2.0
Hong Kong	2.0
Chile	2.0
Taiwan	1.2
Canada	1.0
Belgium	0.9
Russia	<0.1

TOP TEN HOLDINGS

(% of Fund’s net assets)

SK Hynix, Inc.	3.9
Samsung Electronics Company Limited	3.8
Marubeni Corporation	2.5
TotalEnergies SE	2.4
Endesa, S.A.	2.3
Barry Callebaut AG	2.2
Jazz Pharmaceuticals plc	2.2
Koninklijke Ahold Delhaize N.V.	2.2
DNB Bank ASA	2.1
ORIX Corporation	2.1

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

Effective December 5, 2025, a reverse stock split (the "Reverse Stock Split") of the issued and outstanding shares of Class R6 took place. As a result of the Reverse Stock Split, for each Class R6 share of the Fund a shareholder held, the shareholder received a proportional number of shares of Class R6 of the Fund with the same aggregate dollar value. The total dollar value of a shareholder's investment in Class R6 shares of the Fund was unchanged and each shareholder continued to own the same percentage (by value) of the Fund immediately following the Reverse Stock Split as the shareholder did immediately prior to the Reverse Stock Split. The Reverse Stock Split Ratio was 2.119 to 1.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2026

Pear Tree Polaris Foreign Value Small Cap Fund

Ordinary Shares: QUSOX

This annual shareholder report contains information about Pear Tree Polaris Foreign Value Small Cap Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$160	1.48%*
*	The percentage would have been 1.44% if the Trust did not engage a third party to assist in reclaiming EU tax overpayments made by the Fund.

What affected the Fund’s performance this period?

The Fund delivered a strong absolute return but trailed the MSCI ACWI ex USA Small Cap Index, which was lifted by sharp rallies in metals & mining and other capital‑intensive sectors where the Fund is structurally underweight, as well as outsized gains in markets such as Taiwan, South Korea and Canada where positioning differed materially from the benchmark. Stock selection was strong in the sectors the Fund does emphasize: Utilities, Consumer Staples and Industrials, with Japan, Norway, the United Kingdom and France the largest country contributors. Utilities was the standout sector. Brazil’s Equatorial Energia posted robust earnings on volume growth, tariff adjustments and the profitable sale of transmission assets, while France’s Rubis and Portugal’s Redes Energéticas Nacionais rallied on rising electricity demand and grid‑investment tailwinds. Ireland’s Glanbia surged on strong whey protein demand tied to GLP‑1 adoption and functional nutrition, anchoring the Consumer Staples contribution. In Japan, Kanematsu Corp. benefited from sustained momentum in IT services and mobile retail, and Kraftia Corporation was sold at its target valuation. Norwegian regional banks Sparebanken Norge and SpareBank 1 Sør‑Norge gained as Norges Bank held policy rates at 4%, supporting net interest margins. Key detractors included goeasy Ltd., Zhongsheng Group, Hikma Pharmaceuticals and Sopra Steria.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE | March 31, 2016 through March 31, 2026

(Initial Investment of $10,000)

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Five Year	Ten Year
Pear Tree Polaris Foreign Value Small Cap Fund Ordinary Shares	16.37%	4.25%	6.99%
MSCI ACWI ex USA Small Cap	28.41%	6.16%	8.47%
MSCI ACWI ex USA	25.58%	7.56%	8.91%

The preceding line graph shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely align to the Fund's investment strategy (Strategy Benchmark(s)). Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2026)

Total Net Assets	$617,081,836
Number of Holdings	56
Advisory Fee	$6,344,470
Portfolio Turnover	27%

What did the Fund invest in?

(as of March 31, 2026)

COUNTRY ALLOCATION

(% of Fund’s net assets)

France	14.9
Japan	11.0
Norway	8.1
United Kingdom	7.8
Thailand	7.2
Taiwan	6.3
Brazil	4.4
Sweden	4.4
Belgium	4.2
China	3.3
Germany	3.2
Canada	2.9
India	2.5
Portugal	2.4
Ireland	2.3
Netherlands	2.3
Hong Kong	2.2
Italy	1.9
South Korea	1.3
Singapore	1.3
Denmark	1.2
South Africa	1.1
Spain	0.5

TOP TEN HOLDINGS

(% of Fund’s net assets)

Equatorial Energia S.A.	4.4
D'Ieteren S.A.	3.6
Rubis	2.6
Krungthai Card Public Company Limited	2.5
Redes Energéticas Nacionais, SGPS, S.A.	2.4
TISCO Financial Group	2.4
Elis S.A.	2.4
Ipsos	2.4
Mizuho Leasing Company, Limited	2.4
Glanbia plc	2.3

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the Ordinary Share Class.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2026

Pear Tree Polaris Foreign Value Small Cap Fund

Institutional Shares: QUSIX

This annual shareholder report contains information about Pear Tree Polaris Foreign Value Small Cap Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$121	1.11%*
*	The percentage would have been 1.07% if the Trust did not engage a third party to assist in reclaiming EU tax overpayments made by the Fund.

What affected the Fund’s performance this period?

The Fund delivered a strong absolute return but trailed the MSCI ACWI ex USA Small Cap Index, which was lifted by sharp rallies in metals & mining and other capital‑intensive sectors where the Fund is structurally underweight, as well as outsized gains in markets such as Taiwan, South Korea and Canada where positioning differed materially from the benchmark. Stock selection was strong in the sectors the Fund does emphasize: Utilities, Consumer Staples and Industrials, with Japan, Norway, the United Kingdom and France the largest country contributors. Utilities was the standout sector. Brazil’s Equatorial Energia posted robust earnings on volume growth, tariff adjustments and the profitable sale of transmission assets, while France’s Rubis and Portugal’s Redes Energéticas Nacionais rallied on rising electricity demand and grid‑investment tailwinds. Ireland’s Glanbia surged on strong whey protein demand tied to GLP‑1 adoption and functional nutrition, anchoring the Consumer Staples contribution. In Japan, Kanematsu Corp. benefited from sustained momentum in IT services and mobile retail, and Kraftia Corporation was sold at its target valuation. Norwegian regional banks Sparebanken Norge and SpareBank 1 Sør‑Norge gained as Norges Bank held policy rates at 4%, supporting net interest margins. Key detractors included goeasy Ltd., Zhongsheng Group, Hikma Pharmaceuticals and Sopra Steria.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE | March 31, 2016 through March 31, 2026

(Initial Investment of $1,000,000)

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Five Year	Ten Year
Pear Tree Polaris Foreign Value Small Cap Fund Institutional Shares	16.82%	4.65%	7.39%
MSCI ACWI ex USA Small Cap	28.41%	6.16%	8.47%
MSCI ACWI ex USA	25.58%	7.56%	8.91%

The preceding line graph shows the value of a hypothetical $1,000,000 investment in the Fund over the past 10 fiscal year periods. The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely align to the Fund's investment strategy (Strategy Benchmark(s)). Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2026)

Total Net Assets	$617,081,836
Number of Holdings	56
Advisory Fee	$6,344,470
Portfolio Turnover	27%

What did the Fund invest in?

(as of March 31, 2026)

COUNTRY ALLOCATION

(% of Fund’s net assets)

France	14.9
Japan	11.0
Norway	8.1
United Kingdom	7.8
Thailand	7.2
Taiwan	6.3
Brazil	4.4
Sweden	4.4
Belgium	4.2
China	3.3
Germany	3.2
Canada	2.9
India	2.5
Portugal	2.4
Ireland	2.3
Netherlands	2.3
Hong Kong	2.2
Italy	1.9
South Korea	1.3
Singapore	1.3
Denmark	1.2
South Africa	1.1
Spain	0.5

TOP TEN HOLDINGS

(% of Fund’s net assets)

Equatorial Energia S.A.	4.4
D'Ieteren S.A.	3.6
Rubis	2.6
Krungthai Card Public Company Limited	2.5
Redes Energéticas Nacionais, SGPS, S.A.	2.4
TISCO Financial Group	2.4
Elis S.A.	2.4
Ipsos	2.4
Mizuho Leasing Company, Limited	2.4
Glanbia plc	2.3

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the Institutional Share Class.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2026

Pear Tree Polaris Foreign Value Small Cap Fund

R6 Shares: QUSRX

This report describes changes to the Fund that occurred during the reporting period.

This annual shareholder report contains information about Pear Tree Polaris Foreign Value Small Cap Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$117	1.08%*
*	The percentage would have been 1.03% if the Trust did not engage a third party to assist in reclaiming EU tax overpayments made by the Fund.

What affected the Fund’s performance this period?

The Fund delivered a strong absolute return but trailed the MSCI ACWI ex USA Small Cap Index, which was lifted by sharp rallies in metals & mining and other capital‑intensive sectors where the Fund is structurally underweight, as well as outsized gains in markets such as Taiwan, South Korea and Canada where positioning differed materially from the benchmark. Stock selection was strong in the sectors the Fund does emphasize: Utilities, Consumer Staples and Industrials, with Japan, Norway, the United Kingdom and France the largest country contributors. Utilities was the standout sector. Brazil’s Equatorial Energia posted robust earnings on volume growth, tariff adjustments and the profitable sale of transmission assets, while France’s Rubis and Portugal’s Redes Energéticas Nacionais rallied on rising electricity demand and grid‑investment tailwinds. Ireland’s Glanbia surged on strong whey protein demand tied to GLP‑1 adoption and functional nutrition, anchoring the Consumer Staples contribution. In Japan, Kanematsu Corp. benefited from sustained momentum in IT services and mobile retail, and Kraftia Corporation was sold at its target valuation. Norwegian regional banks Sparebanken Norge and SpareBank 1 Sør‑Norge gained as Norges Bank held policy rates at 4%, supporting net interest margins. Key detractors included goeasy Ltd., Zhongsheng Group, Hikma Pharmaceuticals and Sopra Steria.

How did the Fund perform since inception?

CUMULATIVE PERFORMANCE | February 6, 2017 (Commencement of Operations) through March 31, 2026

(Initial Investment of $100,000)

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Five Year	Since Inception
Pear Tree Polaris Foreign Value Small Cap Fund R6 Shares	17.00%	4.72%	7.12%
MSCI ACWI ex USA Small Cap	28.41%	6.16%	8.34%
MSCI ACWI ex USA	25.58%	7.56%	8.72%

The preceding line graph shows the value of a hypothetical $100,000 investment in the Fund since inception. The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely align to the Fund's investment strategy (Strategy Benchmark(s)). Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2026)

Total Net Assets	$617,081,836
Number of Holdings	56
Advisory Fee	$6,344,470
Portfolio Turnover	27%

What did the Fund invest in?

(as of March 31, 2026)

COUNTRY ALLOCATION

(% of Fund’s net assets)

France	14.9
Japan	11.0
Norway	8.1
United Kingdom	7.8
Thailand	7.2
Taiwan	6.3
Brazil	4.4
Sweden	4.4
Belgium	4.2
China	3.3
Germany	3.2
Canada	2.9
India	2.5
Portugal	2.4
Ireland	2.3
Netherlands	2.3
Hong Kong	2.2
Italy	1.9
South Korea	1.3
Singapore	1.3
Denmark	1.2
South Africa	1.1
Spain	0.5

TOP TEN HOLDINGS

(% of Fund’s net assets)

Equatorial Energia S.A.	4.4
D'Ieteren S.A.	3.6
Rubis	2.6
Krungthai Card Public Company Limited	2.5
Redes Energéticas Nacionais, SGPS, S.A.	2.4
TISCO Financial Group	2.4
Elis S.A.	2.4
Ipsos	2.4
Mizuho Leasing Company, Limited	2.4
Glanbia plc	2.3

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

Effective December 5, 2025, a reverse stock split (the "Reverse Stock Split") of the issued and outstanding shares of Class R6 took place. As a result of the Reverse Stock Split, for each Class R6 share of the Fund a shareholder held, the shareholder received a proportional number of shares of Class R6 of the Fund with the same aggregate dollar value. The total dollar value of a shareholder's investment in Class R6 shares of the Fund was unchanged and each shareholder continued to own the same percentage (by value) of the Fund immediately following the Reverse Stock Split as the shareholder did immediately prior to the Reverse Stock Split. The Reverse Stock Split Ratio was 1.429 to 1.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2026

Pear Tree Polaris International Opportunities Fund

Ordinary Shares: QISOX

This annual shareholder report contains information about Pear Tree Polaris International Opportunities Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$152	1.44%

What affected the Fund’s performance this period?

The Fund delivered a strong absolute return but trailed the MSCI ACWI ex USA Index, which was lifted by sharp rallies in headline AI semiconductor names and in Energy, an area where the Fund had limited exposure. Stock selection was strong in the sectors the Fund does emphasize: Materials, Consumer Staples and Utilities, with Taiwan, Italy, Norway and Brazil the largest country contributors. Italy’s SOL S.p.A. led contributors, extending a multi‑year run of robust earnings as its European home‑care services division grew alongside the core industrial gas business. Taiwan’s Yageo Corporation and Hong Kong’s Kingboard Laminates rallied as IT components benefited from AI infrastructure demand, with Kingboard’s copper‑clad laminates a key input for printed circuit boards used in AI and server chips. Norway’s Sparebanken Norge gained as Norges Bank held policy rates at 4%, supporting net interest margins, while Peru’s Credicorp Ltd. expanded margins on loan growth and lower funding costs. Brazil’s Equatorial Energia anchored Utilities on volume growth, tariff adjustments and the profitable sale of its transmission assets. Key detractors included Canada’s goeasy Ltd.; France’s Neurones; Switzerland’s ALSO Holding; China’s Zhongsheng Group; and Thailand’s Krungthai Card.

How did the Fund perform since inception?

CUMULATIVE PERFORMANCE | January 30, 2019 (Commencement of Operations) through March 31, 2026

(Initial Investment of $10,000)

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Five Year	Since Inception
Pear Tree Polaris International Opportunities Fund Ordinary Shares	11.31%	1.84%	6.25%
MSCI ACWI ex USA	25.58%	7.56%	9.22%

The preceding line graph shows the value of a hypothetical $10,000 investment in the Fund since inception. The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely align to the Fund's investment strategy (Strategy Benchmark(s)). Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2026)

Total Net Assets	$64,877,205
Number of Holdings	50
Advisory Fee	$496,856
Portfolio Turnover	46%

What did the Fund invest in?

(as of March 31, 2026)

COUNTRY ALLOCATION

(% of Fund’s net assets)

Hong Kong	10.5
Taiwan	9.8
Belgium	6.5
Japan	6.4
United Kingdom	5.4
China	5.1
Italy	5.1
France	4.9
South Africa	4.4
Thailand	4.3
Norway	4.0
Brazil	3.8
Australia	3.7
Canada	3.1
Indonesia	3.0
Ireland	3.0
Switzerland	3.0
Mexico	2.7
Portugal	2.5
India	2.0
Malaysia	2.0
South Korea	1.5
Peru	1.1
United States	0.5

TOP TEN HOLDINGS

(% of Fund’s net assets)

SOL S.p.A.	5.1
Cranswick plc	4.5
Kingboard Laminates Holdings, Ltd.	4.1
Sparebanken Norge	4.0
Yageo Corporation	4.0
Chailease Holding Co., Ltd.	3.8
Equatorial Energia S.A.	3.8
Macquarie Group Limited	3.4
JAC Recruitment Co., Ltd.	3.4
VSTECS Holdings Limited	3.3

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the Ordinary Share Class.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2026

Pear Tree Polaris International Opportunities Fund

Institutional Shares: QISIX

This report describes changes to the Fund that occurred during the reporting period.

This annual shareholder report contains information about Pear Tree Polaris International Opportunities Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$105	0.99%

What affected the Fund’s performance this period?

The Fund delivered a strong absolute return but trailed the MSCI ACWI ex USA Index, which was lifted by sharp rallies in headline AI semiconductor names and in Energy, an area where the Fund had limited exposure. Stock selection was strong in the sectors the Fund does emphasize: Materials, Consumer Staples and Utilities, with Taiwan, Italy, Norway and Brazil the largest country contributors. Italy’s SOL S.p.A. led contributors, extending a multi‑year run of robust earnings as its European home‑care services division grew alongside the core industrial gas business. Taiwan’s Yageo Corporation and Hong Kong’s Kingboard Laminates rallied as IT components benefited from AI infrastructure demand, with Kingboard’s copper‑clad laminates a key input for printed circuit boards used in AI and server chips. Norway’s Sparebanken Norge gained as Norges Bank held policy rates at 4%, supporting net interest margins, while Peru’s Credicorp Ltd. expanded margins on loan growth and lower funding costs. Brazil’s Equatorial Energia anchored Utilities on volume growth, tariff adjustments and the profitable sale of its transmission assets. Key detractors included Canada’s goeasy Ltd.; France’s Neurones; Switzerland’s ALSO Holding; China’s Zhongsheng Group; and Thailand’s Krungthai Card.

How did the Fund perform since inception?

CUMULATIVE PERFORMANCE | January 30, 2019 (Commencement of Operations) through March 31, 2026

(Initial Investment of $1,000,000)

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Five Year	Since Inception
Pear Tree Polaris International Opportunities Fund Institutional Shares	11.76%	2.33%	6.72%
MSCI ACWI ex USA	25.58%	7.56%	9.22%

The preceding line graph shows the value of a hypothetical $1,000,000 investment in the Fund since inception. The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely align to the Fund's investment strategy (Strategy Benchmark(s)). Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2026)

Total Net Assets	$64,877,205
Number of Holdings	50
Advisory Fee	$496,856
Portfolio Turnover	46%

What did the Fund invest in?

(as of March 31, 2026)

COUNTRY ALLOCATION

(% of Fund’s net assets)

Hong Kong	10.5
Taiwan	9.8
Belgium	6.5
Japan	6.4
United Kingdom	5.4
China	5.1
Italy	5.1
France	4.9
South Africa	4.4
Thailand	4.3
Norway	4.0
Brazil	3.8
Australia	3.7
Canada	3.1
Indonesia	3.0
Ireland	3.0
Switzerland	3.0
Mexico	2.7
Portugal	2.5
India	2.0
Malaysia	2.0
South Korea	1.5
Peru	1.1
United States	0.5

TOP TEN HOLDINGS

(% of Fund’s net assets)

SOL S.p.A.	5.1
Cranswick plc	4.5
Kingboard Laminates Holdings, Ltd.	4.1
Sparebanken Norge	4.0
Yageo Corporation	4.0
Chailease Holding Co., Ltd.	3.8
Equatorial Energia S.A.	3.8
Macquarie Group Limited	3.4
JAC Recruitment Co., Ltd.	3.4
VSTECS Holdings Limited	3.3

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

On July 31, 2025, a contractual agreement for the Manager to reimburse with respect to the Institutional Shares a portion of expenses in an amount equal to 0.10 percent per annum terminated and reimbursements terminated for all periods after that date. The contract to reimburse expenses of Institutional Shares, such that 'Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement', other than extraordinary expenses is not greater than 0.99 percent remains in place and was extended through July 31, 2026.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2026

Pear Tree Polaris International Opportunities Fund

R6 Shares: QISRX

This annual shareholder report contains information about Pear Tree Polaris International Opportunities Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$102	0.96%

What affected the Fund’s performance this period?

The Fund delivered a strong absolute return but trailed the MSCI ACWI ex USA Index, which was lifted by sharp rallies in headline AI semiconductor names and in Energy, an area where the Fund had limited exposure. Stock selection was strong in the sectors the Fund does emphasize: Materials, Consumer Staples and Utilities, with Taiwan, Italy, Norway and Brazil the largest country contributors. Italy’s SOL S.p.A. led contributors, extending a multi‑year run of robust earnings as its European home‑care services division grew alongside the core industrial gas business. Taiwan’s Yageo Corporation and Hong Kong’s Kingboard Laminates rallied as IT components benefited from AI infrastructure demand, with Kingboard’s copper‑clad laminates a key input for printed circuit boards used in AI and server chips. Norway’s Sparebanken Norge gained as Norges Bank held policy rates at 4%, supporting net interest margins, while Peru’s Credicorp Ltd. expanded margins on loan growth and lower funding costs. Brazil’s Equatorial Energia anchored Utilities on volume growth, tariff adjustments and the profitable sale of its transmission assets. Key detractors included Canada’s goeasy Ltd.; France’s Neurones; Switzerland’s ALSO Holding; China’s Zhongsheng Group; and Thailand’s Krungthai Card.

How did the Fund perform since inception?

CUMULATIVE PERFORMANCE | January 30, 2019 (Commencement of Operations) through March 31, 2026

(Initial Investment of $100,000)

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Five Year	Since Inception
Pear Tree Polaris International Opportunities Fund R6 Shares	11.90%	2.34%	6.75%
MSCI ACWI ex USA	25.58%	7.56%	9.22%

The preceding line graph shows the value of a hypothetical $100,000 investment in the Fund since inception. The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely align to the Fund's investment strategy (Strategy Benchmark(s)). Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2026)

Total Net Assets	$64,877,205
Number of Holdings	50
Advisory Fee	$496,856
Portfolio Turnover	46%

What did the Fund invest in?

(as of March 31, 2026)

COUNTRY ALLOCATION

(% of Fund’s net assets)

Hong Kong	10.5
Taiwan	9.8
Belgium	6.5
Japan	6.4
United Kingdom	5.4
China	5.1
Italy	5.1
France	4.9
South Africa	4.4
Thailand	4.3
Norway	4.0
Brazil	3.8
Australia	3.7
Canada	3.1
Indonesia	3.0
Ireland	3.0
Switzerland	3.0
Mexico	2.7
Portugal	2.5
India	2.0
Malaysia	2.0
South Korea	1.5
Peru	1.1
United States	0.5

TOP TEN HOLDINGS

(% of Fund’s net assets)

SOL S.p.A.	5.1
Cranswick plc	4.5
Kingboard Laminates Holdings, Ltd.	4.1
Sparebanken Norge	4.0
Yageo Corporation	4.0
Chailease Holding Co., Ltd.	3.8
Equatorial Energia S.A.	3.8
Macquarie Group Limited	3.4
JAC Recruitment Co., Ltd.	3.4
VSTECS Holdings Limited	3.3

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the R6 Share Class.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Item 2: Code of Ethics

As of the end of the period, March 31, 2026, Pear Tree Funds (the “Trust”) had adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. During the period covered by this report, the Registrant did not amend the code of ethics. During the period covered by this report, the Registrant did not grant a waiver to any person covered by the code of ethics from any provision of the code of ethics that relates to one or more of the items set forth in paragraph (b) of item 2 of Form N-CSR.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3: Audit Committee Financial Expert

The Registrant’s Trustees have determined that the Registrant has at least one audit committee financial expert serving on their audit committee. The audit committee financial expert, as defined in Instruction 2(b) of Item 3(a) of Form N-CSR, is Clinton S. Marshall. Mr. Marshall is “independent” for purposes of Item 3 of Form N-CSR.

Item 4: Principal Accountant Fees and Services

The Registrant engaged the services of Tait, Weller & Baker LLP (“TWB”), an Independent Registered Public Accounting Firm, to serve as the principal accountant for the audit of the Funds’ annual financial statements for the last two fiscal years.

(a)	Audit Fees: For each of the last two fiscal years, the aggregate fees billed for professional services rendered by TWB for the audit of the Registrant’s annual financial statements were 2026: $ 140,000; and 2025: $140,000.
(b)	Audit Related Fees: Not applicable
(c)	Tax Fees: For each of the last two fiscal years, the aggregate fees billed for professional services rendered by TWB for tax compliance, tax advice and tax planning were 2026: $ 21,400; and 2025: $ 21,400. Those services comprised review of the Registrant’s U.S. federal income tax returns and the required state corporate income tax returns, as well as review of excise tax distribution calculations and identification and analysis of the passive foreign investment company status of foreign corporate equities.
(d)	All Other Fees: Not applicable
(e)	Pre-Approval Policies of the Audit Committee:
(1)	The Registrant’s Audit Committee has adopted a policy whereby audit and non-audit services performed by the Registrant’s principal accountant for the Registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.
(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Less than 50 percent of the hours expended on TWB’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than TWB’s full-time, permanent employees.
(g)	For each of the last two fiscal years, the aggregate fees billed by TWB for non-audit services rendered to the Registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, were 2026: $ 0; and 2025: $0.
(h)	All non-audit services rendered in (g) above were pre-approved by the Registrant’s Audit Committee. Accordingly, these services were considered by the Registrant’s Audit Committee in maintaining TWB’s independence.

Item 5: Audit Committee of Listed Registrants

Not applicable.

Item 6: Investments

(a)	The Schedule of Investments is incorporated by reference as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies under Item 7(a) of this Form.
(b)	Not applicable

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a-b) The Registrant’s Financial Statements required by Regulation S-X are as follows:

ANNUAL REPORT

MARCH 31, 2026

PEAR TREE POLARIS SMALL CAP FUND

PEAR TREE QUALITY FUND

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

PEAR TREE POLARIS FOREIGN VALUE FUND

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2026

Common Stock — 98.4%

	Shares	Value
CONSUMER DISCRETIONARY — 8.4%
AUTOMOBILES — 1.3%
Winnebago Industries, Inc.	38,067	$1,179,696

DIVERSIFIED CONSUMER SERVICES — 5.2%
Laureate Education, Inc. (a)	71,800	2,501,512
Perdoceo Education Corporation	60,600	2,254,926
		4,756,438
SPECIALTY RETAIL — 1.9%
Buckle, Inc.	35,683	1,796,996
TOTAL CONSUMER DISCRETIONARY		7,733,130

CONSUMER STAPLES — 4.9%
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.6%
Ingles Markets Inc.	26,983	2,425,502

FOOD PRODUCTS — 2.3%
Ingredion Incorporated	18,300	2,061,678
TOTAL CONSUMER STAPLES		4,487,180

ENERGY — 4.7%
OIL, GAS & CONSUMABLE FUELS — 4.7%
CVR Energy, Inc. (a)	67,000	2,254,550
Diamondback Energy, Inc.	10,670	2,110,419
		4,364,969
TOTAL ENERGY		4,364,969

FINANCIALS — 25.0%
BANKS — 21.0%
BOK Financial Corporation	18,164	2,326,082
Cullen/Frost Bankers, Inc.	14,600	2,001,368
Home Trust Bancshares, Inc.	48,300	2,059,995
International Bancshares Corporation	30,200	2,032,158
Northeast Bancorp	21,600	2,427,192
OFG Bancorp	46,700	1,889,482
South Plains Financial, Inc.	54,600	2,287,740
Southside Bancshares, Inc.	62,943	1,956,912
The Bank of N.T. Butterfield & Son Limited	45,600	2,393,088
		19,374,017

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026

	Shares	Value
CONSUMER FINANCE — 2.0%
SLM Corporation	84,500	$1,809,145

FINANCIAL SERVICES — 2.0%
NMI Holdings, Inc. (a)	48,900	1,834,239
TOTAL FINANCIALS		23,017,401

HEALTH CARE — 8.5%
BIOTECHNOLOGY — 1.2%
Exelixis, Inc. (a)	26,300	1,128,007

HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Lantheus Holdings, Inc. (a)	32,900	2,495,465

PHARMACEUTICALS — 4.6%
Amphastar Pharmaceuticals, Inc. (a)	43,232	846,915
ANI Pharmaceuticals, Inc. (a)	15,600	1,199,640
Harmony Biosciences Holdings, Inc. (a)	36,100	1,011,161
Supernus Pharmaceuticals, Inc. (a)	22,500	1,163,025
		4,220,741
TOTAL HEALTH CARE		7,844,213

INDUSTRIALS — 21.3%
AEROSPACE & DEFENSE — 2.6%
V2X, Inc. (a)	34,200	2,342,700

BUILDING PRODUCTS — 1.8%
Carlisle Companies Incorporated	4,926	1,643,415

COMMERCIAL SERVICES & SUPPLIES — 3.8%
Ennis, Inc.	105,100	2,251,242
HNI Corporation	39,400	1,315,566
		3,566,808
ELECTRICAL EQUIPMENT — 1.9%
Acuity Brands, Inc.	6,200	1,737,364

GROUND TRANSPORTATION — 2.3%
Covenant Logistics Group, Inc,	76,482	2,076,486

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026

	Shares	Value
MACHINERY — 3.7%
Allison Transmission Holdings, Inc.	17,200	$2,013,432
Wabash National Corporation	158,070	1,362,563
		3,375,995
PROFESSIONAL SERVICES — 1.5%
Barrett Business Services, Inc.	30,800	898,744
Kforce, Inc.	16,557	484,127
		1,382,871
TRADING COMPANIES & DISTRIBUTORS — 3.7%
Applied Industrial Technologies, Inc.	7,600	2,016,432
DNOW Inc.(a)	121,000	1,441,110
		3,457,542
TOTAL INDUSTRIALS		19,583,181

INFORMATION TECHNOLOGY — 9.2%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.6%
Arrow Electronics, Inc. (a)	13,700	1,964,717
Avnet, Inc.	32,200	1,984,164
ePlus, Inc.	27,700	2,084,425
		6,033,306
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
MKS Instruments, Inc.	8,000	1,838,480

SOFTWARE — 0.6%
Progress Software Corporation (a)	23,400	600,210
TOTAL INFORMATION TECHNOLOGY		8,471,996

MATERIALS -5.2%
CHEMICALS — 2.3%
Cabot Corporation	28,473	2,144,302

CONSTRUCTION MATERIALS — 1.9%
Eagle Materials Inc.	8,900	1,686,105

METALS & MINING — 1.0%
Lundin Mining Corporation	37,700	937,097
TOTAL MATERIALS		4,767,504

REAL ESTATE — 8.7%
DIVERSIFIED REITS — 2.1%
Essential Properties Realty Trust, Inc.	63,200	1,918,752

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026

	Shares	Value
HEALTH CARE REITS — 2.2%
Sabra Health Care REIT, Inc.	105,000	$2,019,150

RETAIL REITS — 4.4%
Netstreit Corporation	107,900	2,031,757
Phillips Edison & Company, Inc.	53,500	2,001,970
		4,033,727
TOTAL REAL ESTATE		7,971,629

UTILITIES — 2.5%
MULTI UTILITIES — 2.5%
Black Hills Corporation	33,700	2,339,117
TOTAL UTILITIES		2,339,117

TOTAL COMMON STOCK
(Cost $65,670,345)		90,580,320

Short Term Investments — 1.5%
	Par Value	Value
Money Market — 1.5%
UMB Money Market Special II, 3.48% (b)	1,392,873	$1,392,873
(Cost $1,392,873)

TOTAL INVESTMENTS — 99.9%
(Cost $67,063,218 )		91,973,193
OTHER ASSETS & LIABILITIES (NET) — 0.1%		79,144
NET ASSETS — 100%		$92,052,337

(a)Non-income producing security

(b)Interest rate reflects seven-day effective yield on March 31, 2026.

(c)At March 31, 2026, the unrealized appreciation of investments based on aggregate cost for federal tax purposes in the amount of $67,402,503 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$27,786,732
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,216,042)
Net unrealized appreciation/(depreciation)	$24,570,690

The percentage of each investment category is calculated as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS

March 31, 2026

Common Stock — 98.8%

	Shares	Value
COMMUNICATION SERVICES — 10.4%
INTERACTIVE MEDIA & SERVICES — 10.4%
Alphabet, Inc. Class A	52,264	$15,029,036
Meta Platforms, Inc.	22,431	12,833,448
TOTAL COMMUNICATION SERVICES		27,862,484

CONSUMER DISCRETIONARY — 10.4%
HOTELS, RESTAURANTS & LEISURE — 3.6%
Compass Group Plc (a)	170,018	4,726,499
Hilton Worldwide Holdings Inc.	16,288	4,952,856
		9,679,355
MULTILINE RETAIL — 1.6%
TJX Companies, Inc. (The)	26,190	4,182,543

RETAILING — 3.8%
Amazon.com, Inc. (b)	48,626	10,127,337

TEXTILES, APPAREL & LUXURY GOODS — 1.4%
LVMH Moët Hennessy-Louis Vuitton S.A. (a)	34,647	3,784,839

TOTAL CONSUMER DISCRETIONARY		27,774,074

CONSUMER STAPLES — 7.4%
BEVERAGES — 4.3%
Coca-Cola Company (The)	61,476	4,675,250
Constellation Brands, Inc.	28,370	4,255,500
Diageo plc (a)	35,669	2,655,557
		11,586,307
FOOD PRODUCTS — 1.5%
Magnum Ice Cream Company N.V. (b)	20,199	301,975
Nestle, S.A. (a)	36,794	3,646,285
		3,948,260
HOUSEHOLD PRODUCTS — 1.6%
Unilever Plc (a)	76,531	4,359,971

TOTAL CONSUMER STAPLES		19,894,538

FINANCIALS — 4.2%
BANKS — 3.5%
U.S. Bancorp	134,474	6,993,993
Wells Fargo & Company	31,881	2,538,046
		9,532,039
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Tradeweb Markets Inc.	15,008	1,765,841

TOTAL FINANCIALS		11,297,880

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026

	Shares	Value
HEALTH CARE — 24.8%
HEALTH CARE EQUIPMENT & SUPPLIES — 7.5%
Abbott Laboratories	58,358	$5,991,616
Intuitive Surgical, Inc. (b)	8,840	4,075,151
Thermo Fisher Scientific, Inc.	20,522	10,087,179
		20,153,946
HEALTH CARE PROVIDERS & SERVICES — 6.7%
CIGNA Corporation	13,082	3,489,623
Elevance Health Inc.	21,100	6,177,025
Quest Diagnostics Incorporated	11,997	2,351,172
UnitedHealth Group, Inc.	21,442	5,801,991
		17,819,811
PHARMACEUTICALS — 10.6%
Eli Lilly and Company	5,246	4,825,113
Haleon plc (a)	492,739	4,932,317
Johnson & Johnson	45,397	11,096,843
Merck & Co., Inc.	41,299	4,967,857
Novo Nordisk A/S (a)	68,946	2,533,766
		28,355,896

TOTAL HEALTH CARE		66,329,653

INDUSTRIALS — 1.8%
AEROSPACE & DEFENSE — 1.8%
Safran SA	15,000	4,828,898

TOTAL INDUSTRIALS		4,828,898

INFORMATION TECHNOLOGY — 39.8%
IT SERVICES — 16.0%
Accenture Plc	37,167	7,369,844
Amadeus IT Group, S.A. (a)	32,169	1,826,878
Microsoft Corporation	40,814	15,108,118
salesforce.com, inc.	36,972	6,901,563
SAP AG (a)	31,950	5,470,160
Visa, Inc.	20,162	6,093,763
		42,770,326

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 16.6%
ASML Holding N.V.	2,880	$3,803,991
Broadcom Inc.	20,877	6,461,640
KLA-Tencor Corporation	2,762	4,066,796
Lam Research Corporation	49,974	10,677,445
Taiwan Semiconductor Manufacturing Co., Ltd. (a)	36,693	12,400,399
Texas Instruments, Inc.	36,340	7,055,048
		44,465,319
SOFTWARE — 2.8%
Constellation Software Inc.	616	1,077,863
Dassault Systèmes SE (a)	126,176	2,556,326
Uber Technologies, Inc. (b)	55,259	3,974,780
		7,608,969
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.4%
Apple, Inc.	45,896	11,647,945

TOTAL INFORMATION TECHNOLOGY		106,492,559

TOTAL COMMON STOCK
(Cost $249,091,153)		264,480,086

Short Term Investments — 1.2%
	Par Value	Value
Money Market — 1.2%
UMB Money Market Special II, 3.48% (c)	3,145,498	$3,145,498
(Cost $3,145,498)

TOTAL INVESTMENTS — 100.0%
(Cost $252,236,651)		267,625,584
OTHER ASSETS & LIABILITIES (NET) — 0.0%		95,400
NET ASSETS — 100%		$267,720,984

(a)ADR - American Depositary Receipts

(b)Non-Income producing security

(c)Interest rate reflects seven-day effective yield on March 31, 2026.

(d)At March 31, 2026, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $258,626,784 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$37,299,935
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(28,301,135)
Net unrealized appreciation/(depreciation)	$8,998,800

The percentage of each investment category is calculated as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2026

Common Stock — 98.7%

	Shares	Value
CHINA — 2.7%
CONSUMER DISCRETIONARY — 0.7%
BYD Company Limited (a)	14,178	$193,246
INDUSTRIALS — 2.0%
Contemporary Amperex Technology Co., Limited	6,773	529,991

TOTAL CHINA		723,237

GERMANY — 7.6%
INDUSTRIALS — 2.1%
SMA Solar Technology AG	10,777	571,942

INFORMATION TECHNOLOGY — 5.5%
Infineon Technologies AG	33,563	1,469,517

TOTAL GERMANY		2,041,459

IRELAND — 3.6%
INDUSTRIALS — 3.6%
Kingspan Group plc	11,741	975,372

JAPAN — 11.4%
INDUSTRIALS — 4.7%
Kurita Water Industries Ltd.	16,669	767,807
Yaskawa Electric Corporation	19,676	497,187
		1,264,994
INFORMATION TECHNOLOGY — 3.4%
Keyence Corporation	2,667	919,679
MATERIALS — 3.3%
Toray Industries, Inc.	129,635	896,746

TOTAL JAPAN		3,081,419

NETHERLANDS — 1.3%
INDUSTRIALS — 1.3%
Alfen N.V.	32,063	336,922

The accompanying notes are an integral part of these financial statements.

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026

	Shares	Value
SWITZERLAND — 2.9%
INFORMATION TECHNOLOGY — 2.9%
Landis+Gyr Group AG	12,563	789,487

UNITED STATES — 69.2%
CONSUMER DISCRETIONARY — 2.2%
Rivian Automotive, Inc. (b)	39,833	599,487

CONSUMER STAPLES — 2.1%
Sprouts Farmers Market, Inc.	7,199	555,259

INDUSTRIALS — 35.9%
Advanced Drainage Systems, Inc.	7,006	960,733
American Superconductor Corporation (b)	25,688	869,539
Amprius Technologies, Inc. (b)	36,450	614,547
CARRIER GLOBAL CORP	14,257	802,812
EMCOR Group, Inc.	517	381,706
Energy Recovery, Inc. (b)	50,935	512,915
Fluence Energy, Inc. (b)	17,768	244,488
GE Vernova Inc. (b)	967	844,094
Lindsay Corporation	4,140	492,950
Nextpower Inc. (b)	7,143	861,089
Primoris Services Corporation	6,443	921,607
Shoals Technologies Group, Inc. (b)	65,944	433,911
SOLV Energy, Inc.	12,440	373,573
Valmont Industries, Inc.	1,952	779,961
Veralto Corporation	6,755	597,277
		9,691,202
INFORMATION TECHNOLOGY — 22.5%
Aeva Technologies, Inc. (b)	40,872	537,876
Ambiq Micro, Inc.	12,497	317,549
Badger Meter, Inc.	6,457	983,724
Cognex Corporation	18,261	894,606
Enphase Energy, Inc. (b)	24,770	936,554
ON Semiconductor Corporation (b)	13,532	837,901
Samsara Inc. (b)	23,203	735,303
Trimble Navigation Limited (b)	12,576	820,332
		6,063,845

The accompanying notes are an integral part of these financial statements.

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026

	Shares	Value
MATERIALS — 4.1%
Corteva, Inc.	13,143	1,100,200

UTILITIES — 2.4%
NextEra Energy, Inc.	6,933	643,937

TOTAL UNITED STATES		18,653,930

TOTAL COMMON STOCK
(Cost $24,338,365)		26,601,826

Short Term Investments — 1.0%
	Par Value	Value
Money Market — 1.0%
UMB Money Market Special II, 3.48% (c)	265,994	$265,994
(Cost $265,994)

TOTAL INVESTMENTS — 99.7%
(Cost $24,604,359)		26,867,820
OTHER ASSETS & LIABILITIES (Net) — 0.3%		88,478
NET ASSETS — 100%		$26,956,298

(a)ADR - American Depositary Receipts

(b)Non-income producing security.

(c)Percentage rate reflects seven-day effective yield on March 31, 2026.

(d)At March 31, 2026, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $24,987,001 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,247,956
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,367,137)
Net unrealized appreciation/(depreciation)	$1,880,819

The percentage of each investment category is calculated as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2026

Common Stock — 96.2%

	Shares	Value
BELGIUM — 0.9%
D’leteren S.A.	69,478	$12,664,385

CANADA — 1.0%
Lundin Mining Corporation	576,900	14,339,826

CHILE — 2.0%
LATAM Airlines Group	1,118,613,600	27,327,089

CHINA -3.5%
Alibaba Group Holding Ltd.	1,308,600	19,862,172
Ping An Insurance Group H Share	3,802,000	28,829,481
		48,691,653
FRANCE — 10.9
Ipsos	198,041	7,676,114
Michelin (CGDE)	720,000	24,215,693
Publicis Groupe	267,147	21,805,154
Sanofi S.A.	229,300	21,854,702
Teleperformance SE	262,100	15,184,224
TotalEnergies SE	368,000	34,306,810
Vinci SA	189,398	28,009,256
		153,051,953
GERMANY — 9.2%
Daimler Truck Holding AG	554,100	26,476,008
Deutsche Telekom AG	711,956	26,209,234
DHL Group	490,000	25,265,007
Hannover Rueck SE	79,200	24,438,023
Muenchener Rueckversicherungs-Gesellschaft	42,130	26,183,802
		128,572,074
HONG KONG — 2.0%
AIA Group Ltd.	2,614,800	28,298,485

IRELAND — 6.5%
Greencore Group plc	4,893,468	15,649,031
Jazz Pharmaceuticals plc (a)	159,206	30,097,894
Ryanair Holdings plc	936,400	25,753,967
Smurfit Westrock plc	503,546	20,066,308
		91,567,200

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026

	Shares	Value
ITALY — 2.3%
Eni S.p.A.	977,133	$27,977,595
Trevi Finanziaria Industriale SpA (a)	10,523,024	3,964,776
		31,942,371
JAPAN — 14.3%
Daicel Corporation	911,100	7,018,374
Itochu Corporation	2,140,500	26,566,203
KDDI Corporation	1,546,500	26,474,906
Macnica Fuji Electronics Holdings Inc.	237,600	3,450,718
Marubeni Corporation	1,012,600	35,758,293
Mitsubishi UFJ Financial Group, Inc.	1,744,900	28,516,814
Orix Corporation	1,025,900	29,708,475
Sony Group Corporation	1,000,700	20,185,092
Takeda Pharmaceutical Company Limited	625,100	22,255,116
		199,933,991
NETHERLANDS -2.2%
Koninklijke Ahold Delhaize N.V.	647,800	30,072,430

NORWAY — 6.0%
DNB Bank ASA	962,830	29,771,522
SpareBank 1 SR-Norge ASA	735,068	15,884,592
Sparebanken Norge	667,314	13,668,257
Yara International ASA	434,253	25,143,075
		84,467,446
PUERTO RICO — 2.1%
Popular, Inc.	219,650	29,470,440

RUSSIA — < 0.1%
ALROSA Company PJSC * (a)	41,136,300	5,060

SINGAPORE — 2.0%
United Overseas Bank Limited	996,247	28,299,839

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026

	Shares	Value
SOUTH KOREA — 13.8%
F&F Co., Ltd.	133,874	$5,357,932
HD Hyundai Electric	50,300	27,323,214
Kia Motors Corporation	255,300	24,202,370
Samsung Electronics Company Limited	490,124	53,503,563
Shinhan Financial Group Co., Limited	494,984	28,342,047
SK Hynix, Inc.	104,100	54,848,497
		193,577,623
SPAIN — 3.5%
Bankinter, S.A.	1,123,200	17,309,367
Endesa, S.A.	764,325	31,774,220
		49,083,587
SWEDEN — 3.6%
Duni AB	786,900	7,913,358
Loomis AB, Class B	391,419	17,593,989
SKF AB-B	1,038,000	24,429,170
		49,936,517
SWITZERLAND — 2.2%
Barry Callebaut AG	17,528	30,209,408

TAIWAN — 1.2%
Chailease Holding Co., Limited	4,953,720	16,966,917

UNITED KINGDOM — 7.0%
Inchcape plc	1,631,884	16,140,222
International Consolidated Airlines Group S.A.	5,174,600	23,870,171
Linde plc	51,444	25,503,877
Next plc	137,550	22,991,511
Nomad Foods Limited	909,900	8,744,139
		97,249,920

TOTAL COMMON STOCK
(Cost $888,637,101)		1,345,728,214

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026

Short Term Investments — 1.7%

	Par Value	Value
Money Market — 1.7%
UMB Money Market Special II, 3.48% (b)	23,969,090	$23,969,090
(Cost $23,969,090)

TOTAL INVESTMENTS — 97.9%
(Cost $912,606,191)		1,369,697,304
OTHER ASSETS & LIABILITIES (NET) — 2.1%		29,017,656
NET ASSETS — 100%		$1,398,714,960

*Fair Valued by Valuation Committee as delegated by Pear Tree Fund’s Trustees

(a)Non-income producing security.

(b)Interest rate reflects seven-day effective yield on March 31, 2026.

(c)At March 31, 2026, the unrealized appreciation of investments based on aggregate cost for federal tax purposes in the amount of $917,432,017 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$560,567,830
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(108,302,543)
Net unrealized appreciation/(depreciation)	$452,265,287

The percentage of each investment category is calculated as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2026

Common Stock — 96.7%

	Shares	Value
BELGIUM — 4.2%
D’leteren SA	122,655	$22,357,439
N.V. Bekaert S.A.	75,000	3,456,619
		25,814,058
BRAZIL — 4.4%
Equatorial Energia S.A.	3,500,426	27,329,063

CANADA — 2.9%
EQB Inc.	173,127	13,829,319
goeasy Ltd.	147,626	4,043,954
		17,873,273
CHINA — 3.3%
China MeiDong Auto Holdings Limited	15,376,000	2,745,644
Xinhua Winshare Publishing and Media Co., Limited	5,510,500	7,309,660
Zhongsheng Group Holdings	9,679,000	10,147,876
		20,203,180
DENMARK — 1.2%
Ringkjoebing Landbobank A/S	32,300	7,664,863

FRANCE — 14.9%
Arkema	208,400	13,998,986
Elis S.A.	530,698	14,846,581
Ipsos	376,400	14,589,349
Rubis	405,300	16,092,451
SEB S.A.	235,600	11,889,941
Sopra Steria	100,300	13,833,287
Technip Energies N.V.	163,700	6,899,581
		92,150,176
GERMANY- 3.2%
Krones AG	46,600	6,185,413
Sixt SE	183,625	13,593,624
		19,779,037
HONG KONG — 2.2%
VSTECS Holdings Limited	12,705,360	13,790,798

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026

	Shares	Value
INDIA — 2.5%
Karnataka Bank Limited	3,144,900	$7,392,681
Karur Vysya Bank Limited	2,693,340	8,217,844
		15,610,525
IRELAND — 2.3%
Glanbia plc	738,400	14,420,878

ITALY — 1.9%
De’Longhi SpA	331,836	11,462,661

JAPAN — 11.0%
Daicel Corporation	1,602,100	12,341,276
Kanematsu Corporation	1,015,000	14,071,170
KITZ Corporation	1,219,000	13,554,661
Mizuho Leasing Company, Limited	1,659,400	14,477,637
Open House Group Co., Limited	216,500	13,615,453
		68,060,197
NETHERLANDS — 2.3%
Aalberts N.V.	409,134	13,991,355

NORWAY — 8.1%
SpareBank Nord-Norge	795,289	12,711,888
Sparebank 1 Oestlandet	217,488	4,427,458
SpareBank 1 SMN	446,428	9,470,726
SpareBank 1 SR-Bank ASA	489,426	10,576,345
Sparebanken Norge	631,392	12,932,485
		50,118,902
PORTUGAL — 2.4%
Redes Energéticas Nacionais, SGPS, S.A.	3,492,805	15,031,256

SINGAPORE — 1.3%
Venture Corporation, Limited	643,900	7,685,677

SOUTH AFRICA — 1.1%
Motus Holdings Limited	1,028,400	6,968,548

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026

	Shares	Value
SOUTH KOREA — 1.3%
Doosan Bobcat	119,700	$4,446,793
Poongsan Corporation	61,923	3,505,190
		7,951,983
SPAIN — 0.5%
CIE Automotive	99,200	3,068,925

SWEDEN — 4.4%
AcadeMedia AB	651,918	6,870,723
Hexpol AB	1,567,100	11,786,603
Loomis AB, Class B	182,361	8,196,989
		26,854,315
TAIWAN — 6.3%
Primax Electronics Limited	5,251,800	11,499,093
Sanyang Motor Co., Limited	7,746,000	14,125,486
Wah Lee Industrial Corporation	3,685,000	13,370,660
		38,995,239
THAILAND — 7.2%
Krungthai Card Public Company Limited	17,053,800	15,383,582
Thanachart Capital PCL	8,063,000	13,874,325
TISCO Financial Group	4,338,700	14,865,770
		44,123,677
UNITED KINGDOM — 7.8%
Berkeley Group Holdings plc	145,993	6,615,218
Coats Group plc	6,426,000	6,796,323
Computacenter plc	142,000	5,599,103
Hikma Pharmaceuticals plc	457,000	7,599,591
Inchcape plc	502,118	4,966,220
OSB Group plc	952,617	6,532,518
QinetiQ	1,637,700	9,805,035
		47,914,008

TOTAL COMMON STOCK
(Cost $477,092,373)		596,862,594

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026

Short Term Investments — 1.7%

	Par Value	Value
Money Market — 1.7%
UMB Money Market Special II, 3.48% (a)	10,655,895	$10,655,895
(Cost $10,655,895)

TOTAL INVESTMENTS — 98.4%
(Cost $487,748,268)		607,518,489
OTHER ASSETS & LIABILITIES (NET) — 1.6%		9,563,347
NET ASSETS — 100%		$617,081,836

(a)Interest rate reflects seven-day effective yield on March 31, 2026.

(b)At March 31, 2026, the unrealized appreciation of investments based on aggregate cost for federal tax purposes in the amount of $492,917,958 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$152,480,412
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(37,879,881)
Net unrealized appreciation/(depreciation)	$114,600,531

The percentage of each investment category is calculated as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2026

Common Stock — 98.3%

	Shares	Value
AUSTRALIA — 3.7%
Accent Group Limited	435,100	$222,005
Macquarie Group Limited	15,912	2,200,610
		2,422,615
BELGIUM — 6.5%
Anheuser-Busch InBev SA/NV	27,700	1,906,031
D’Ieteren S.A.	11,700	2,132,665
Fagron, Inc.	6,778	168,688
		4,207,384
BRAZIL — 3.8%
Equatorial Energia S.A.	312,217	2,437,589

CANADA — 3.1%
Alimentation Couche-Tard Inc.	31,100	1,757,119
goeasy Ltd.	8,930	244,621
		2,001,740
CHINA — 5.1%
Alibaba Group Holding Ltd.	21,000	318,742
China MeiDong Auto Holdings Limited	4,500,000	803,551
Midea Group Co., Ltd.	131,600	1,454,454
Zhongsheng Group Holdings	701,000	734,958
		3,311,705

FRANCE — 4.9%
Ipsen Biopharmaceuticals, Inc.	2,700	498,998
Ipsos	36,600	1,418,624
LVMH Moet Hennessy Louis Vuitton SE	595	317,484
Sanofi S.A.	6,900	657,643
SEB SA	5,900	297,753
		3,190,502
HONG KONG — 10.5%
AIA Group Ltd.	185,800	2,010,807
Kingboard Laminates Holdings, Ltd.	1,100,500	2,686,611
VSTECS Holdings Limited	1,970,000	2,138,300
		6,835,718
INDIA — 2.0%
Muthoot Finance Ltd.	38,894	1,295,841

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026

	Shares	Value
INDONESIA — 3.0%
PT Bank Central Asia Tbk	2,550,000	$967,813
PT Bank Rakyat Indonesia Tbk	4,900,000	960,134
		1,927,947
IRELAND — 3.0%
Jazz Pharmaceuticals plc (a)	3,000	567,150
PDD Holdings (a)(b)	13,600	1,389,648
		1,956,798
ITALY — 5.1%
SOL S.p.A.	48,736	3,307,467

JAPAN — 6.4%
JAC Recruitment Co., Ltd.	410,400	2,190,141
Takeda Pharmaceutical Company Limited	17,800	633,724
Tri Chemical Laboratories Inc.	82,000	1,355,070
		4,178,935
MALAYSIA — 2.0%
Public Bank Bhd	560,500	647,849
Scientex Berhad	776,600	650,203
		1,298,052
MEXICO — 2.7%
Wal-Mart de Mexico, S.A.B. de C.V.	546,200	1,761,984

NORWAY — 4.0%
Sparebanken Norge	126,582	2,592,716

PERU — 1.1%
Credicorp Ltd.	2,000	678,360

PORTUGAL — 2.5%
Jerónimo Martins SGPS, SA	69,100	1,636,935

SOUTH AFRICA — 4.4%
AVI Limited	313,045	1,899,210
FirstRand Limited	191,900	965,694
		2,864,904

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026

	Shares	Value
SOUTH KOREA — 1.5%
HD Hyundai Electric	600	$325,923
Samsung Electronics Company Limited	5,678	619,829
		945,752
SWITZERLAND — 3.0%
ALSO Holding AG	1,700	296,167
Nestle S.A.	16,800	1,639,443
		1,935,610
TAIWAN — 9.8%
Chailease Holding Co., Ltd.	711,932	2,438,428
SINBON Electronics Co., Ltd.	173,300	1,360,597
Yageo Corporation	338,184	2,575,784
		6,374,809
THAILAND — 4.3%
Krungthai Card Public Company Limited	1,608,200	1,450,696
Muangthai Capital Public Company Limited	1,569,000	1,367,761
		2,818,457
UNITED KINGDOM — 5.4%
Cranswick plc	41,940	2,892,605
Oxford Instruments plc	10,085	319,188
Volution Group plc	40,700	305,934
		3,517,727
UNITED STATES — 0.5%
Euronet Worldwide, Inc. (a)	4,500	298,665

TOTAL COMMON STOCK
(Cost $55,332,284)		63,798,212

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026

Short Term Investments — 3.1%

	Par Value	Value
Money Market — 3.1%
UMB Money Market Special II, 3.48% (c)	2,029,528	$2,029,528
(Cost $2,029,528)

TOTAL INVESTMENTS — 101.4%
(Cost $57,361,812)		65,827,740
OTHER ASSETS & LIABILITIES (Net) — (1.4)%		(950,535)
NET ASSETS — 100%		$64,877,205

(a)Non-income producing security.

(b)ADR - American Depositary Receipts

(c)Percentage rate reflects seven-day effective yield on March 31, 2026.

(d)At March 31, 2026, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $57,500,316 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$13,290,132
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,962,708)
Net unrealized appreciation/(depreciation)	$8,327,424

The percentage of each investment category is calculated as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2026

	Small Cap	Quality	Environmental Opportunities

Assets:
Investments at value	$91,973,193	$267,625,584	$26,867,820
Foreign currency at value (Cost $0 for Small Cap, $0 for Quality and $0 for Environmental Opportunities.)	—	—	—
Cash	—	—	—
Dividends and interest receivable	52,257	315,722	24,953
Foreign tax reclaims receivable	1,781	191,891	42,561
Receivable for investments sold	57,416	—	—
Receivable for shares of beneficial interest sold	13,750	48,179	—
Other Assets	33,392	7,924	27,595
Total Assets	$92,131,789	$268,189,300	$26,962,929

Liabilities:
Payable for investments purchased	$—	$—	$—
Payable for shares of beneficial interest repurchased	—	257,921	—
Payable for compensation of manager (Note 3)	58,973	141,221	—
Payable for distribution fees (Note 3)	5,131	18,800	135
Payable to custodian	2,880	5,404	4,128
Payable to transfer agent (Note 3)	5,637	18,968	1,375
Payable for foreign capital gain tax	—	—	—
Other accrued expenses and liabilities	6,831	26,002	993
Total Liabilities	$79,452	$468,316	$6,631
Net Assets	$92,052,337	$267,720,984	$26,956,298

Investments at cost	$67,063,218	$252,236,651	$24,604,359

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

March 31, 2026

	Small Cap	Quality	Environmental Opportunities
Components of Net Assets:
Shares of beneficial interest	$62,035,074	$225,768,107	$34,155,534
Total distributable earnings (loss)	30,017,263	41,952,877	(7,199,236)
Net Assets Applicable to Outstanding Shares	$92,052,337	$267,720,984	$26,956,298

Computation of Net Assets:
Ordinary Shares
Net assets applicable to outstanding shares	$24,458,825	$83,219,800	$619,501
Shares Outstanding	923,753	4,447,015	38,229
Net asset value and redemption proceeds per share	$26.48	$18.71	$16.21
Institutional Shares
Net assets applicable to outstanding shares	$61,152,934	$173,719,488	$22,745,708
Shares Outstanding	1,773,885	7,748,171	1,373,674
Net asset value and redemption proceeds per share	$34.47	$22.42	$16.56
R6 Shares
Net assets applicable to outstanding shares	$6,440,578	$10,781,696	$3,591,089
Shares Outstanding	185,349	479,258	215,854
Net asset value and redemption proceeds per share	$34.75	$22.50	$16.64

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

March 31, 2026

	Foreign Value	Foreign Value Small Cap	International Opportunities

Assets:
Investments at value	$1,369,697,304	$607,518,489	$65,827,740

Foreign currency at value (Cost $2,716,287 for Foreign Value, $463,661 for Foreign Value Small Cap and $0 for International Opportunities.)	2,722,787	458,466	—
Cash	—	—	—
Dividends and interest receivable	5,610,781	3,307,340	203,811
Foreign tax reclaims receivable	25,239,143	5,741,536	286,943
Receivable for investments sold	—	816,135	633,365
Receivable for shares of beneficial interest sold	270,917	533,986	—
Other Assets	23,567	—	8,088
Total Assets	$1,403,564,499	$618,375,952	$66,959,947

Liabilities:
Payable for investments purchased	$2,722,787	$—	$1,982,931
Payable for shares of beneficial interest repurchased	962,090	678,377	1,055
Payable for compensation of manager (Note 3)	861,232	481,946	9,872
Payable for distribution fees (Note 3)	55,768	8,985	2,399
Payable to custodian	73,340	32,747	7,169
Payable to transfer agent (Note 3)	65,340	24,043	2,686
Payable for foreign capital gain tax	—	—	60,074
Other accrued expenses and liabilities	108,982	68,018	16,556
Total Liabilities	$4,849,539	$1,294,116	$2,082,742
Net Assets	$1,398,714,960	$617,081,836	$64,877,205

Investments at cost	$912,606,191	$487,748,268	$57,361,812

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

March 31, 2026

	Foreign Value	Foreign Value Small Cap	International Opportunities
Components of Net Assets:
Shares of beneficial interest	$693,166,349	$525,007,780	$91,663,133
Total distributable earnings (loss)	705,548,611	92,074,056	(26,785,928)
Net Assets Applicable to Outstanding Shares	$1,398,714,960	$617,081,836	$64,877,205

Computation of Net Assets:
Ordinary Shares
Net assets applicable to outstanding shares	$253,042,756	$39,803,018	$10,961,870
Shares Outstanding	8,528,460	2,234,261	851,192
Net asset value and redemption proceeds per share	$29.67	$17.81	$12.88
Institutional Shares
Net assets applicable to outstanding shares	$703,010,139	$476,783,443	$23,501,944
Shares Outstanding	23,826,059	26,880,691	1,815,939
Net asset value and redemption proceeds per share	$29.51	$17.74	$12.94
R6 Shares
Net assets applicable to outstanding shares	$442,662,065	$100,495,375	$30,413,391
Shares Outstanding	14,978,176	5,646,494	2,350,489
Net asset value and redemption proceeds per share	$29.55	$17.80	$12.94

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

	Small Cap	Quality	Environmental Opportunities
Investment Income:
Dividends(a)	$1,750,755	$4,482,015	$211,362
Interest	42,638	71,628	31,819
Total Investment Income	$1,793,393	$4,553,643	$243,181
Expenses:
Compensation of manager (Note 3)	734,450	3,204,274	258,933
Distribution fees, Ordinary Shares (Note 3)	58,790	255,267	1,420
Administrative fees (Note 3)	24,170	82,805	8,542
Custodian and fund accounting fees	14,609	53,208	32,800
Regulatory and Compliance (Note 3)	9,295	31,772	3,165
Transfer agent fees (Note 3):
Ordinary Shares	39,045	165,929	938
Institutional Shares	103,872	338,546	40,783
R6 Shares	918	1,272	516
Audit and legal	21,858	71,712	7,647
Registration fees	28,024	46,283	32,806
Insurance	2,247	7,668	767
Compensation of trustees (Note 3)	5,833	20,013	1,979
Printing	4,677	16,522	1,663
Miscellaneous	7,374	25,178	2,480
Total expenses before waivers / reimbursements / reductions	1,055,162	4,320,449	394,439
Management Fee Waiver (Note 3)	—	(1,289,637)	—
Transfer Agent Fee Waiver Institutional Shares (Note 3)	(75,144)	(249,975)	(29,707)
Manager Reimbursement / Reduction (Note 3)	(1,135)	(8,050)	(83,823)
Expenses, Net	$978,883	$2,772,787	$280,909
Net Investment income / (loss)	$814,510	$1,780,856	$(37,728)

STATEMENT OF OPERATIONS

For the Year Ended March 31, 2026

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

	Small Cap	Quality	Environmental Opportunities
Realized and unrealized gain /(loss) on investments,foreign currency, and foreign translation:
Net realized gain / (loss) (Note 2) on:
Investments(b)	$6,789,461	$64,284,740	$5,516,796
Realized gain distribution from regulated investment company	—	—	—
Foreign denominated assets, liabilities, and currency	64	(5,735)	1,077
Change in unrealized appreciation / (depreciation) of:
Investments	5,162,337	(34,004,359)	3,328,065
Foreign denominated assets, liabilities, and currency	78	173	245
Net realized and unrealized gain / (loss) on investment and foreign currency	11,951,940	30,274,819	8,846,183
Net increase / (decrease) in net assets resulting from operations	$12,766,450	$32,055,675	$8,808,455

(a)Dividends are net of foreign withholding taxes of $1,475 for Small Cap, $139,318 for Quality and
$10,756 for Environmental Opportunities. Dividends are net of ADR Issuance Fees of $0 for Small Cap,
$42,288 for Quality and $236 for Environmental Opportunities.

(b)Net realized gains on investments are net of foreign withholding taxes of $0 for Small Cap, $0 for
Quality and $0 for Environmental Opportunities.

STATEMENT OF OPERATIONS (continued)

For the Year Ended March 31, 2026

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

	Foreign Value	Foreign Value Small Cap	International Opportunities
Investment Income:
Dividends(a)	$55,159,689	$25,727,491	$1,847,258
Interest	955,041	579,748	72,231
Total Investment Income	$56,114,730	$26,307,239	$1,919,489

Expenses:
Compensation of manager (Note 3)	16,824,506	7,049,411	607,824
Distribution fees, Ordinary Shares (Note 3)	623,160	122,790	29,513
Administrative fees (Note 3)	480,756	187,485	18,243
Custodian and fund accounting fees	755,209	244,208	45,739
Regulatory and Compliance (Note 3)	181,828	72,191	7,005
Transfer agent fees (Note 3):
Ordinary Shares	405,383	79,437	19,601
Institutional Shares	1,624,363	879,706	41,692
R6 Shares	54,706	13,168	4,951
Audit and legal	432,340	173,550	26,498
Registration fees	57,577	57,371	37,067
Tax reclaim service fee	585,349	318,177	—
Insurance	44,062	17,463	1,694
Compensation of trustees (Note 3)	113,852	45,334	4,389
Printing	100,627	38,020	3,491
Miscellaneous	142,798	56,859	5,340
Total expenses before waivers / reimbursements / reductions	22,426,516	9,355,170	853,047
Management Fee Waiver (Note 3)	(1,682,451)	(704,941)	(67,536)
Transfer Agent Fee Waiver Institutional Shares (Note 3)	(1,199,769)	(652,670)	(30,130)
Manager Reimbursement / Reduction (Note 3)	(462,772)	—	(43,432)
Expenses, Net	$19,081,524	$7,997,559	$711,949
Net Investment income / (loss)	$37,033,206	$18,309,680	$1,207,540

STATEMENT OF OPERATIONS (continued)

For the Year Ended March 31, 2026

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

	Foreign Value	Foreign Value Small Cap	International Opportunities
Realized and unrealized gain / (loss) on investments, foreign currency, and foreign translation:
Net realized gain / (loss) (Note 2) on:
Investments(b)	$358,021,043	$93,457,763	$2,907,567
Realized gain distribution from regulated investment company	—	—	—
Foreign denominated assets, liabilities, and currency	(524,495)	210,102	(15,265)
Change in unrealized appreciation / (depreciation) of:
Investments	88,509,590	(2,212,883)	3,110,705
Foreign denominated assets, liabilities, and currency	1,600,924	304,366	20,575
Net change in deferred non-U.S. taxes	—	—	23,107
Net realized and unrealized gain / (loss) on investment and foreign currency	447,607,062	91,759,348	6,046,689
Net increase / (decrease) in net assets resulting from operations	$484,640,268	$110,069,028	$7,254,229

(a)Dividends are net of foreign withholding taxes of $7,240,977 for Foreign Value, $3,383,828 for
Foreign Value Small Cap and $241,107 for International Opportunities. Dividends are net of ADR
Issuance Fees of $62,249 for Foreign Value, $0 for Foreign Value Small Cap and $0 for International
Opportunities.

(b)Net realized gains on investments are net of foreign withholding taxes of $0 for Foreign Value,
$2,051 for Foreign Value Small Cap and $51,600 for International Opportunities.

STATEMENT OF OPERATIONS (continued)

For the Year Ended March 31, 2025

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS

	Small Cap
	Year Ended March 31, 2026	Year Ended March 31, 2025

Increase (Decrease) in Net Assets:

Operations:
Net investment income / (loss)	$814,510	$943,690
Net realized gain / (loss) on investments, foreign denominated assets, liabilities, and currency	6,789,525	9,764,364
Unrealized appreciation / (depreciation) of investments, foreign denominated assets, liabilities, and currency	5,162,415	(11,580,286)
Net increase / (decrease) from operations	$12,766,450	$(872,232)
Distributions to shareholders
Ordinary Shares	$(2,922,734)	$(759,623)
Institutional Shares	(6,303,476)	(2,274,925)
R6 Shares	(565,988)	(486,571)
Total distributions to shareholders	$(9,792,198)	$(3,521,119)
Capital Stock Transactions
Shares sold
Ordinary Shares	$68,228	$2,738,307
Institutional Shares	2,035,487	63,255,876 *
R6 Shares	583,281	5,429,307 *
Distributions reinvested
Ordinary Shares	2,802,292	728,548
Institutional Shares	6,287,511	2,269,858
R6 Shares	565,988	486,570
Shares redeemed
Ordinary Shares	(927,108)	(55,383,378)
Institutional Shares	(10,351,680)	(15,098,011)
R6 Shares	(141,948)	(9,479)

Net increase (decrease) from capital stock transactions	$922,051	$4,417,598

Net Increase / (Decrease) in Net Assets	$3,896,303	$24,247
Net Assets Beginning of Year	88,156,034	88,131,787

Net Assets End of Year	$92,052,337	$88,156,034

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Small Cap
	Year Ended March 31, 2026	Year Ended March 31, 2025
Share Transactions
Shares sold
Ordinary Shares	2,521	101,484
Institutional Shares	60,326	1,771,691
R6 Shares	21,991	553,010
Distributions reinvested
Ordinary Shares	107,367	25,881
Institutional Shares	185,199	63,850
R6 Shares	16,539	52,716
Shares reversed in stock split (Note 2 Reverse Stock Split)
Ordinary Shares	—	—
Institutional Shares	—	—
R6 Shares	(442,097)	—
Shares redeemed
Ordinary Shares	(33,365)	(1,964,758)
Institutional Shares	(298,389)	(424,972)
R6 Shares	(15,738)	(1,072)
Increase (Decrease) in Shares Outstanding	(395,646)	177,830

*Includes adjustments to capital due to large exchange between classes for: Institutional Shares: ($8,435) R6 Shares $8,435

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Quality
	Year Ended March 31, 2026	Year Ended March 31, 2025
Increase (Decrease) in Net Assets:

Operations:
Net investment income / (loss)	$1,780,856	$1,782,579
Net realized gain / (loss) on investments, foreign denominated assets, liabilities, and currency	64,279,005	44,957,298
Unrealized appreciation / (depreciation) of investments, foreign denominated assets, liabilities, and currency	(34,004,186)	(26,427,323)
Net increase / (decrease) from operations	$32,055,675	$20,312,554
Distributions to shareholders
Ordinary Shares	$(23,684,529)	$(8,924,908)
Institutional Shares	(43,457,550)	(17,022,885)
R6 Shares	(2,252,096)	(1,115,306)
Total distributions to shareholders	$(69,394,175)	$(27,063,099)
Capital Stock Transactions
Shares sold
Ordinary Shares	$15,237,620	$30,744,569 *
Institutional Shares	28,059,832 **	123,744,976
R6 Shares	2,421,189	9,151,578
Distributions reinvested
Ordinary Shares	22,462,612	8,525,241
Institutional Shares	42,398,745	16,652,978
R6 Shares	2,252,097	1,115,306
Shares redeemed
Ordinary Shares	(46,931,899)	(119,124,692)
Institutional Shares	(77,137,392)	(69,877,702)
R6 Shares	(1,228,913)	(53,357)

Net increase (decrease) from capital stock transactions	$(12,466,109)	$878,897

Net Increase / (Decrease) in Net Assets	$(49,804,609)	$(5,871,648)
Net Assets Beginning of Year	317,525,593	323,397,241

Net Assets End of Year	$267,720,984	$317,525,593

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Quality
	Year Ended March 31, 2026	Year Ended March 31, 2025
Share Transactions
Shares sold
Ordinary Shares	672,969	1,305,862
Institutional Shares	1,075,021	4,456,079
R6 Shares	103,660	988,617
Distributions reinvested
Ordinary Shares	1,142,554	370,341
Institutional Shares	1,801,901	628,415
R6 Shares	95,428	137,015
Shares reversed in stock split (Note 2 Reverse Stock Split)
Ordinary Shares	—	—
Institutional Shares	—	—
R6 Shares	(735,597)	—
Shares redeemed
Ordinary Shares	(2,121,853)	(4,906,225)
Institutional Shares	(3,026,447)	(2,599,731)
R6 Shares	(103,333)	(6,532)
Increase (Decrease) in Shares Outstanding	(1,095,697)	373,841

*Includes contributions to capital from investment managers/brokers for: Ordinary Shares $52

**Includes contributions to capital from investment managers/brokers for: Institutional Shares $62

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Environmental Opportunities
	Year Ended March 31, 2026	Year Ended March 31, 2025
Increase (Decrease) in Net Assets:

Operations:
Net investment income / (loss)	$(37,728)	$19,795
Net realized gain / (loss) on investments, foreign denominated assets, liabilities, and currency	5,517,873	(678,880)
Unrealized appreciation / (depreciation) of investments, foreign denominated assets, liabilities, currency and deferred non-U.S. taxes	3,328,310	(1,445,600)
Net increase / (decrease) from operations	$8,808,455	$(2,104,685)
Distributions to shareholders
Ordinary Shares	$—	$—
Institutional Shares	(15,046)	—
R6 Shares	(3,734)	—
Total distributions to shareholders	$(18,780)	$—
Capital Stock Transactions
Shares sold
Ordinary Shares	$96,690	$569,697 *
Institutional Shares	1,561,044	27,042,767
R6 Shares	103,410	173,458
Distributions reinvested
Ordinary Shares	—	—
Institutional Shares	10,320	—
R6 Shares	3,734	—
Shares redeemed
Ordinary Shares	(102,623)	(12,083,458)
Institutional Shares	(18,979,644)	(23,126,496)
R6 Shares	(411,886)	(46,833)

Net increase (decrease) from capital stock transactions	$(17,718,955)	$(7,470,865)

Net Increase / (Decrease) in Net Assets	$(8,929,280)	$(9,575,550)
Net Assets Beginning of Year	35,885,578	45,461,128

Net Assets End of Year	$26,956,298	$35,885,578

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Environmental Opportunities
	Year Ended March 31, 2026	Year Ended March 31, 2025
Share Transactions
Shares sold
Ordinary Shares	6,044	41,703
Institutional Shares	106,969	1,908,879
R6 Shares	11,159	27,312
Distributions reinvested
Ordinary Shares	—	—
Institutional Shares	631	—
R6 Shares	228	—
Shares reversed in stock split (Note 2 Reverse Stock Split)
Ordinary Shares	—	—
Institutional Shares	—	—
R6 Shares	(253,393)	—
Shares redeemed
Ordinary Shares	(7,276)	(859,273)
Institutional Shares	(1,380,176)	(1,707,175)
R6 Shares	(58,130)	(7,239)
Increase (Decrease) in Shares Outstanding	(1,573,944)	(595,793)

*Includes contributions to capital from investment managers/brokers for: Ordinary Shares $1,787

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value
	Year Ended March 31, 2026	Year Ended March 31, 2025
Increase (Decrease) in Net Assets:

Operations:
Net investment income / (loss)	$37,033,206	$64,360,891
Net realized gain / (loss) on investments, foreign denominated assets, liabilities, and currency	357,496,548	146,214,030
Unrealized appreciation / (depreciation) of investments, foreign denominated assets, liabilities, currency and deferred non-U.S. taxes	90,110,514	(161,311,151)
Net increase / (decrease) from operations	$484,640,268	$49,263,770
Distributions to shareholders
Ordinary Shares	$(13,717,730)	$(4,473,979)
Institutional Shares	(44,462,843)	(47,030,599)
R6 Shares	(27,105,486)	(20,421,786)
Total distributions to shareholders	$(85,286,059)	$(71,926,364)
Capital Stock Transactions
Shares sold
Ordinary Shares	$5,116,596	$8,305,848
Institutional Shares	57,460,857	299,591,556 *
R6 Shares	48,756,213	24,182,494 *
Distributions reinvested
Ordinary Shares	13,416,217	4,383,452
Institutional Shares	33,712,893	42,012,581
R6 Shares	21,406,990	15,492,152
Shares redeemed
Ordinary Shares	(51,230,558)	(111,375,136)
Institutional Shares	(1,265,328,351)	(1,014,398,645)
R6 Shares	(90,641,750)	(119,756,450)

Net increase (decrease) from capital stock transactions	$(1,227,330,893)	$(851,562,148)

Net Increase / (Decrease) in Net Assets	$(827,976,684)	$(874,224,742)
Net Assets Beginning of Year	2,226,691,644	3,100,916,386

Net Assets End of Year	$1,398,714,960	$2,226,691,644

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value
	Year Ended March 31, 2026	Year Ended March 31, 2025
Share Transactions
Shares sold
Ordinary Shares	187,057	345,811
Institutional Shares	2,114,051	12,601,358
R6 Shares	3,615,494	2,134,810
Distributions reinvested
Ordinary Shares	482,077	191,334
Institutional Shares	1,219,273	1,845,895
R6 Shares	773,374	1,441,130
Shares reversed in stock split (Note 2 Reverse Stock Split)
Ordinary Shares	—	—
Institutional Shares	—	—
R6 Shares	(17,606,607)	—
Shares redeemed
Ordinary Shares	(1,849,346)	(4,592,998)
Institutional Shares	(48,580,923)	(42,702,048)
R6 Shares	(4,830,383)	(10,482,686)
Increase (Decrease) in Shares Outstanding	(64,475,933)	(39,217,394)

*Includes contributions to capital from investment managers/brokers for: Institutional Shares $2,557 and R6 Shares $2

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value Small Cap
	Year Ended March 31, 2026	Year Ended March 31, 2025
Increase (Decrease) in Net Assets:

Operations:
Net investment income / (loss)	$18,309,680	$31,232,452
Net realized gain / (loss) on investments, foreign denominated assets, liabilities,and currency	93,667,865	(39,585,508)
Unrealized appreciation / (depreciation) of investments, foreign denominated assets, liabilities, currency and deferred non-U.S. taxes	(1,908,517)	15,267,179
Net increase / (decrease) from operations	$110,069,028	$6,914,123
Distributions to shareholders
Ordinary Shares	$(1,210,024)	$(1,277,815)
Institutional Shares	(14,830,466)	(18,680,088)
R6 Shares	(3,038,871)	(11,767,102)
Total distributions to shareholders	$(19,079,361)	$(31,725,005)
Capital Stock Transactions
Shares sold
Ordinary Shares	$7,451,071	$6,577,522 *
Institutional Shares	53,266,880	136,972,745 *
R6 Shares	11,922,054	49,628,415
Distributions reinvested
Ordinary Shares	1,164,677	1,240,034
Institutional Shares	13,523,401	17,388,847
R6 Shares	2,987,713	10,222,484
Shares redeemed
Ordinary Shares	(20,639,833)	(88,258,671)
Institutional Shares	(196,683,197)	(242,887,637)
R6 Shares	(123,181,618)	(112,935,630)

Net increase (decrease) from capital stock transactions	$(250,188,852)	$(222,051,891)

Net Increase / (Decrease) in Net Assets	$(159,199,185)	$(246,862,773)
Net Assets Beginning of Year	776,281,021	1,023,143,794

Net Assets End of Year	$617,081,836	$776,281,021

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value Small Cap
	Year Ended March 31, 2026	Year Ended March 31, 2025

Share Transactions
Shares sold
Ordinary Shares	435,203	413,009
Institutional Shares	2,980,624	8,432,971
R6 Shares	820,247	4,363,828
Distributions reinvested
Ordinary Shares	64,884	82,121
Institutional Shares	757,189	1,157,713
R6 Shares	166,725	970,796
Shares reversed in stock split (Note 2 Reverse Stock Split)
Ordinary Shares	—	—
Institutional Shares	—	—
R6 Shares	(2,422,520)	—
Shares redeemed
Ordinary Shares	(1,119,269)	(5,415,046)
Institutional Shares	(10,819,644)	(15,381,038)
R6 Shares	(11,183,281)	(10,389,739)
Increase (Decrease) in Shares Outstanding	(20,319,842)	(15,765,385)

*Includes contributions to capital from investment managers/brokers for: Ordinary Shares $3 and Institutional Shares $13

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	International Opportunities
	Year Ended March 31, 2026	Year Ended March 31, 2025
Increase (Decrease) in Net Assets:

Operations:
Net investment income / (loss)	$1,207,540	$2,075,481
Net realized gain / (loss) on investments, foreign denominated assets, liabilities, and currency	2,892,302	3,813,400
Unrealized appreciation / (depreciation) of investments, foreign denominated assets, liabilities, currency and deferred non-U.S. taxes.	3,154,387	(5,770,640)
Net increase / (decrease) from operations	$7,254,229	$118,241
Distributions to shareholders
Ordinary Shares	$(176,311)	$(203,377)
Institutional Shares	(455,997)	(1,080,359)
R6 Shares	(586,267)	(844,874)
Total distributions to shareholders	$(1,218,575)	$(2,128,610)
Capital Stock Transactions
Shares sold
Ordinary Shares	$1,718,250	$1,493,961
Institutional Shares	1,026,302	37,120,602 *
R6 Shares	120,666	1,530,390
Distributions reinvested
Ordinary Shares	162,704	188,992
Institutional Shares	451,766	1,074,067
R6 Shares	586,267	844,874
Shares redeemed
Ordinary Shares	(3,224,812)	(46,086,025)
Institutional Shares	(5,121,854)	(17,794,327)
R6 Shares	(175,409)	(265,802)

Net increase (decrease) from capital stock transactions	$(4,456,120)	$(21,893,268)

Net Increase / (Decrease) in Net Assets	$1,579,534	$(23,903,637)
Net Assets Beginning of Year	63,297,671	87,201,308

Net Assets End of Year	$64,877,205	$63,297,671

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	International Opportunities
	Year Ended March 31, 2026	Year Ended March 31, 2025

Share Transactions
Shares sold
Ordinary Shares	136,448	126,406
Institutional Shares	78,038	2,947,787
R6 Shares	9,117	123,797
Distributions reinvested
Ordinary Shares	12,506	16,363
Institutional Shares	34,592	92,752
R6 Shares	44,925	72,960
Shares redeemed
Ordinary Shares	(249,553)	(3,736,066)
Institutional Shares	(405,985)	(1,495,524)
R6 Shares	(13,185)	(22,659)
Increase (Decrease) in Shares Outstanding	(353,097)	(1,874,184)

*Includes contributions to capital from investment managers/brokers for: Institutional Shares $29

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	Years Ended March 31,
	2026	2025	2024	2023	2022

Net Asset Value, Beginning of Period	$26.27	$27.46	$22.87	$26.02	$27.43
Income from Investment Operations:
Net investment income (loss)(a)(c)	0.17	0.25	0.24	0.20	0.17
Net realized and unrealized gain / (loss) on securities	3.59	(0.56)	4.57	(1.05)	0.63
Total from Investment Operations	3.76	(0.31)	4.81	(0.85)	0.80
Less Distributions:
Dividends from net investment income	(0.22)	(0.10)	(0.22)	(0.10)	(0.15)
Distributions from realized capital gains	(3.33)	(0.78)	—	(2.20)	(2.06)
Total Distributions	(3.55)	(0.88)	(0.22)	(2.30)	(2.21)
Net Asset Value, End of Period	$26.48	$26.27	$27.46	$22.87	$26.02
Total Return	14.51%	(1.33)%	21.12%	(3.39)%	2.89%
Net Assets, End of Period (000’s)	$24,459	$22,255	$73,718	$67,389	$75,159
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.35%	1.33%	1.36%	1.35%	1.33%
Net	1.35%	1.33%	1.36%	1.35%	1.33%
Ratio of net investment income (loss) to average net assets(c)	0.61%	0.90%	1.00%	0.85%	0.61%
Portfolio Turnover	37%	49%	12%	30%	23%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	Institutional Shares
	Years Ended March 31,
	2026	2025	2024	2023	2022

Net Asset Value, Beginning of Period	$33.22	$34.63	$28.77	$32.10	$33.32
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.34	0.41	0.42	0.36	0.32
Net realized and unrealized gain / (loss) on securities	4.56	(0.66)	5.75	(1.30)	0.78
Total from Investment Operations	4.90	(0.25)	6.17	(0.94)	1.10
Less Distributions:
Dividends from net investment income	(0.32)	(0.38)	(0.31)	(0.19)	(0.26)
Distributions from realized capital gains	(3.33)	(0.78)	—	(2.20)	(2.06)
Total Distributions	(3.65)	(1.16)	(0.31)	(2.39)	(2.32)
Net Asset Value, End of Period	$34.47	$33.22	$34.63	$28.77	$32.10
Total Return	14.92%	(0.94)%	21.53%	(3.02)%	3.27%
Net Assets, End of Period (000’s)	$61,153	$60,685	$14,414	$10,790	$9,055
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.09%	1.11%	1.12%	1.10%	1.08%
Net	0.97%	0.97%	1.00%	0.98%	0.96%
Ratio of net investment income (loss) to average net assets(b)(c)	0.98%	1.17%	1.40%	1.21%	0.97%
Portfolio Turnover	37%	49%	12%	30%	23%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	R6 Shares
	Year Ended March 31, 2026	Commencement of Operations to the Five Months Ended March 31, 2025(1)
Net Asset Value, Beginning of Period	$33.32 *	$38.61	*
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.36	0.15	*
Net realized and unrealized gain / (loss) on securities	4.73	(0.96)	*
Total from Investment Operations	5.09	(0.81)	*
Less Distributions:
Dividends from net investment income	(0.33)	(1.47)	*
Distributions from realized capital gains	(3.33)	(3.01)	*
Total Distributions	(3.66)	(4.48)	*
Net Asset Value, End of Period	$34.75	$33.32	*
Total Return	15.45%	(2.80)	%(2)
Net Assets, End of Period (000’s)	$6,440	$5,216
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	0.94%	0.98	%(3)
Net	0.94%	0.95	%(3)
Ratio of net investment income (loss) to average net assets(b)(c)	1.02%	1.11	%(3)
Portfolio Turnover	37%	49%

*Adjusted to reflect Reverse Stock Split (Note 2)

(1)Commenced operations November 1, 2024

(2)Not Annualized

(3)Annualized

(a)Per share numbers have been calculated using the average shares method.

(b)Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)Ratios of expenses to average net assets:

-Gross (total expenses before fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-Net (total expenses net of fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

PEAR TREE QUALITY FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	Years Ended March 31,
	2026	2025	2024	2023	2022

Net Asset Value, Beginning of Period	$22.28	$22.83	$18.19	$21.11	$21.14
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.07	0.08	0.08	0.08	0.06
Net realized and unrealized gain / (loss) on securities	2.22	1.33	5.46	(0.57)	2.35
Total from Investment Operations	2.29	1.41	5.54	(0.49)	2.41
Less Distributions:
Dividends from net investment income	(0.11)	(0.04)	(0.07)	(0.08)	(0.05)
Distributions from realized capital gains	(5.75)	(1.92)	(0.83)	(2.35)	(2.39)
Total Distributions	(5.86)	(1.96)	(0.90)	(2.43)	(2.44)
Net Asset Value, End of Period	$18.71	$22.28	$22.83	$18.19	$21.11
Total Return	9.01%	5.88%	31.08%	(1.78)%	10.66%
Net Assets, End of Period (000’s)	$83,220	$105,916	$182,282	$118,065	$130,244
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.52%	1.52%	1.52%	1.51%	1.50%
Net	1.12%	1.11%	1.14%	1.19%	1.16%
Ratio of net investment income (loss) to average net assets(b)(c)	0.30%	0.33%	0.40%	0.44%	0.24%
Portfolio Turnover	53%	30%	23%	34%	31%

The accompanying notes are an integral part of these financial statements.

PEAR TREE QUALITY FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	Institutional Shares
	Years Ended March 31,
	2026	2025	2024	2023	2022

Net Asset Value, Beginning of Period	$25.68	$26.07	$20.64	$23.59	$23.39
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.18	0.19	0.18	0.17	0.16
Net realized and unrealized gain / (loss) on securities	2.52	1.52	6.22	(0.62)	2.60
Total from Investment Operations	2.70	1.71	6.40	(0.45)	2.76
Less Distributions:
Dividends from net investment income	(0.21)	(0.18)	(0.14)	(0.15)	(0.17)
Distributions from realized capital gains	(5.75)	(1.92)	(0.83)	(2.35)	(2.39)
Total Distributions	(5.96)	(2.10)	(0.97)	(2.50)	(2.56)
Net Asset Value, End of Period	$22.42	$25.68	$26.07	$20.64	$23.59
Total Return	9.41%	6.30%	31.58%	(1.38)%	11.09%
Net Assets, End of Period (000’s)	$173,719	$202,783	$141,115	$69,199	$64,418
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.27%	1.27%	1.27%	1.26%	1.25%
Net	0.75%	0.74%	0.77%	0.79%	0.78%
Ratio of net investment income (loss) to average net assets(b)(c)	0.67%	0.69%	0.77%	0.84%	0.62%
Portfolio Turnover	53%	30%	23%	34%	31%

The accompanying notes are an integral part of these financial statements.

PEAR TREE QUALITY FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	R6 Shares
	Year Ended March 31, 2026	Commencement of Operations to the Five Months Ended March 31, 2025(1)
Net Asset Value, Beginning of Period	$25.70 *	$32.57	*
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.20	0.10	*
Net realized and unrealized gain / (loss) on securities	2.56	(0.10)	*
Total from Investment Operations	2.76	—	*
Less Distributions:
Dividends from net investment income	(0.21)	(0.62)	*
Distributions from realized capital gains	(5.75)	(6.25)	*
Total Distributions	(5.96)	(6.87)	*
Net Asset Value, End of Period	$22.50	$25.70	*
Total Return	9.68%	(0.70)	%(2)
Net Assets, End of Period (000’s)	$10,782	$8,827
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.12%	1.13	%(3)
Net	0.64%	0.64	%(3)
Ratio of net investment income (loss) to average net assets(b)(c)	0.75%	0.91	%(3)
Portfolio Turnover	53%	30%

* Adjusted to reflect Reverse Stock Split (Note 2)

(1)Commenced operations November 1, 2024

(2)Not Annualized

(3)Annualized

(a)Per share numbers have been calculated using the average shares method.

(b)Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)Ratios of expenses to average net assets:

-Gross (total expenses before fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-Net (total expenses net of fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	Years Ended March 31,				Seven Months Ended March 31, 2022(1)		Year Ended August 31, 2021**
	2026	2025	2024	2023
Net Asset Value, Beginning of Period	$12.04	$12.72	$13.87	$16.13	$20.12		$12.63
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	(0.06)	(0.01)	(0.04)	(0.07)	(0.09)		(0.06)
Net realized and unrealized gain / (loss) on securities	4.23	(0.67)	(1.11)	(2.19)	(2.69)		7.83
Total from Investment Operations	4.17	(0.68)	(1.15)	(2.26)	(2.78)		7.77
Less Distributions:
Dividends from net investment income	—	—	—	—	—		—
Distributions from realized capital gains	—	—	—	0.00 (2)	(1.21)		(0.28)
Total Distributions	—	—	—	0.00 (2)	(1.21)		(0.28)
Net Asset Value, End of Period	$16.21	$12.04	$12.72	$13.87	$16.13		$20.12
Total Return	34.63%	(5.35)%	(8.29)%	(14.01)%	(14.67)	%(4)	61.95%
Net Assets, End of Period (000’s)	$619	$475	$10,904	$10,615	$9,601		$263
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.64%	1.55%	1.51%	1.58%	2.11	%(3)	1.55%
Net	1.22%	1.24%	1.24%	1.23%	1.24	%(3)	1.24%
Ratio of net investment income (loss) to average net assets(b)(c)	(0.41)%	(0.10)%	(0.31)%	(0.47)%	(0.99)	%(3)	(0.80)%
Portfolio Turnover	56%	60%	47%	31%	9%		41%

The accompanying notes are an integral part of these financial statements.

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	Institutional Shares
	Years Ended March 31,					Seven Months Ended March 31, 2022(1)		Year Ended August 31, 2021**
	2026	2025	2024	2023
Net Asset Value, Beginning of Period	$12.29	$12.94	$14.07	$16.32		$20.32		$12.72
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	(0.02)	0.01	(0.01)	(0.03)		(0.08)		(0.07)
Net realized and unrealized gain / (loss) on securities	4.30	(0.66)	(1.12)	(2.22)		(2.71)		7.95
Total from Investment Operations	4.28	(0.65)	(1.13)	(2.25)		(2.79)		7.88
Less Distributions:
Dividends from net investment income	(0.01)	—	—	—		—		—
Distributions from realized capital gains	—	—	—	(0.00	)(2)	(1.21)		(0.28)
Distributions from paid in capital	(0.00) (2)	—	—	—		—		—
Total Distributions	(0.01)	—	—	(0.00	)(2)	(1.21)		(0.28)
Net Asset Value, End of Period	$16.56	$12.29	$12.94	$14.07		$16.32		$20.32
Total Return	34.83%	(5.02)%	(8.03)%	(13.78)%		(14.57)	%(4)	62.39%
Net Assets, End of Period (000’s)	$22,746	$32,509	$31,623	$60,435		$66,215		$66,561
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.38%	1.29%	1.25%	1.33%		2.30	%(3)	1.30%
Net	0.98%	0.99%	0.99%	0.98%		0.99	%(3)	0.99%
Ratio of net investment income (loss) to average net assets(b)(c)	(0.13)%	0.06%	(0.06)%	(0.22)%		(0.77)	%(3)	(0.55)%
Portfolio Turnover	56%	60%	47%	31%		9%		41%

The accompanying notes are an integral part of these financial statements.

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	R6 Shares
	Years Ended March 31,								Commencement of Operations to the Seven Months Ended March 31, 2022(1)
	2026		2025		2024		2023
Net Asset Value, Beginning of Period	$12.30	*	$12.95	*	$14.07	*	$16.32	*	$21.88	*
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	(0.02)		0.02	*	—	*	(0.02)	*	(0.07	)*
Net realized and unrealized gain / (loss) on securities	4.38		(0.67	)*	(1.12	)*	(2.23	)*	(2.84	)*
Total from Investment Operations	4.36		(0.65	)*	(1.12	)*	(2.25	)*	(2.91	)*
Less Distributions:
Dividends from net investment income	(0.02)		—	*	—	*	—	*	—	*
Distributions from realized capital gains	—		—	*	—	*	(0.00	)(2)*	(2.65	)*
Distributions from paid in capital	(0.00	)(2)	—	*	—	*	—	*	—	*
Total Distributions	(0.02)		—	*	—	*	(0.00	)(2)*	(2.65	)*
Net Asset Value, End of Period	$16.64		$12.30	*	$12.95	*	$14.07	*	$16.32	*
Total Return	35.46%		(5.07)%		(7.93)%		(13.80)%		(15.00	)%(4)
Net Assets, End of Period (000’s)	$3,591		$2,901		$2,934		$1,774		$1,293
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.24%		1.14%		1.12%		1.18%		2.08	%(3)
Net	0.92%		0.94%		0.95%		0.93%		0.95	%(3)
Ratio of net investment income (loss) to average net assets(b)(c)	(0.10)%		0.13%		(0.00)%		(0.17)%		(0.71	)(3)
Portfolio Turnover	56%		60%		47%		31%		9%

*Adjusted to reflect Reverse Stock Split (Note 2)

(1)Commenced operations September 1, 2021

(2)Rounds to less than $0.005 per share

(3)Annualized

(4)Not Annualized

(a)Per share numbers have been calculated using the average shares method.

(b)Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)Ratios of expenses to average net assets:

-Gross (total expenses before fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-Net (total expenses net of fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-Does not include expenses of the investment companies in which the Fund invests.

**Figures presented are for Essex Environmental Opportunities Fund, which was merged into Environmental Opportunities Fund on August 31, 2021. At the time of the transaction, Environmental Opportunities Fund was a new series of the Trust without any assets or liabilities.

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	Years Ended March 31,
	2026		2025	2024	2023		2022
Net Asset Value, Beginning of Period	$23.71		$23.86	$21.21	$22.68		$24.33
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.45		0.48	0.45	0.40		0.35
Net realized and unrealized gain / (loss) on securities	7.12		(0.19)	2.64	(1.57)		(1.76)
Total from Investment Operations	7.57		0.29	3.09	(1.17)		(1.41)
Less Distributions:
Dividends from net investment income	(1.17)		(0.44)	(0.44)	(0.30)		(0.24)
Distributions from realized capital gains	(0.44)		—	—	—		—
Total Distributions	(1.61)		(0.44)	(0.44)	(0.30)		(0.24)
Net Asset Value, End of Period	$29.67		$23.71	$23.86	$21.21		$22.68
Total Return	32.38%		1.27%	14.66%	(5.10)%		(5.84)%
Net Assets, End of Period (000’s)	$253,043		$230,188	$328,464	$353,812		$424,110
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.60%		1.51%	1.51%	1.52%		1.50%
Net	1.50	%(g)	1.41%	1.41%	1.42	%(f)	1.40	%(e)
Ratio of net investment income (loss) to average net assets(b)(c)	1.63%		1.99%	2.07%	2.00%		1.45%
Portfolio Turnover	29%		18%	21%	15%		19%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	Institutional Shares
	Years Ended March 31,
	2026		2025	2024	2023		2022
Net Asset Value, Beginning of Period	$23.58		$23.76	$21.12	$22.59		$24.25
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.64		0.55	0.53	0.48		0.44
Net realized and unrealized gain / (loss) on securities	7.00		(0.18)	2.63	(1.57)		(1.76)
Total from Investment Operations	7.64		0.37	3.16	(1.09)		(1.32)
Less Distributions:
Dividends from net investment income	(1.27)		(0.55)	(0.52)	(0.38)		(0.34)
Distributions from realized capital gains	(0.44)		—	—	—		—
Total Distributions	(1.71)		(0.55)	(0.52)	(0.38)		(0.34)
Net Asset Value, End of Period	$29.51		$23.58	$23.76	$21.12		$22.59
Total Return	32.87%		1.64%	15.12%	(4.74)%		(5.51)%
Net Assets, End of Period (000’s)	$703,010		$1,628,534	$2,312,374	$2,338,037		$3,199,601
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.33%		1.26%	1.26%	1.27%		1.26%
Net	1.11	%(g)	1.04%	1.04%	1.05	%(f)	1.04	%(e)
Ratio of net investment income (loss) to average net assets(b)(c)	2.40%		2.30%	2.42%	2.41%		1.84%
Portfolio Turnover	29%		18%	21%	15%		19%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	R6 Shares
	Years Ended March 31,
	2026		2025		2024		2023		2022
Net Asset Value, Beginning of Period	$23.60	*	$24.41	*	$22.22	*	$24.19	*	$26.33	*
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.57		0.59	*	0.57	*	0.53	*	0.51	*
Net realized and unrealized gain / (loss) on securities	7.11		(0.21	)*	2.74	*	(1.69	)*	(1.93	)*
Total from Investment Operations	7.68		0.38	*	3.31	*	(1.16	)*	(1.42	)*
Less Distributions:
Dividends from net investment income	(1.29)		(1.19	)*	(1.12	)*	(0.81	)*	(0.72	)*
Distributions from realized capital gains	(0.44)		—	*	—	*	—	*	—	*
Total Distributions	(1.73)		(1.19	)*	(1.12	)*	(0.81	)*	(0.72	)*
Net Asset Value, End of Period	$29.55		$23.60	*	$24.41	*	$22.22	*	$24.19	*
Total Return	33.00%		1.74%		15.17%		(4.58)%		(5.46)%
Net Assets, End of Period (000’s)	$442,662		$367,970		$460,078		$484,124		$700,956
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.19%		1.11%		1.11%		1.12%		1.10%
Net	0.98	%(g)	0.94%		0.94%		0.95	%(f)	0.95	%(e)
Ratio of net investment income (loss) to average net assets(b)(c)	2.06%		2.41%		2.51%		2.45%		1.90%
Portfolio Turnover	29%		18%		21%		15%		19%

*Adjusted to reflect Reverse Stock Split (Note 2)

(a)Per share numbers have been calculated using the average shares method.

(b)Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)Ratios of expenses to average net assets:

-Gross (total expenses before fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-Net (total expenses net of fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-Does not include expenses of the investment companies in which the Fund invests.

(e)Ratio (Net) would have been 1.39% for Ordinary Shares, 1.03% for Institutional Shares and 0.94% for R6 Shares if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the Fund.

(f)Ratio (Net) would have been 1.41% for Ordinary Shares, 1.04% for Institutional Shares and 0.94% for R6 Shares if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the Fund.

(g)Ratio (Net) would have been 1.45% for Ordinary Shares, 1.08% for Institutional Shares and 0.94% for R6 Shares if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the Fund.

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	Years Ended March 31,
	2026		2025	2024	2023	2022
Net Asset Value, Beginning of Period	$15.70		$15.97	$14.21	$15.76	$16.54
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.40		0.47	0.31	0.29	0.20
Net realized and unrealized gain / (loss) on securities	2.17		(0.37)	1.78	(1.26)	(0.63)
Total from Investment Operations	2.57		0.10	2.09	(0.97)	(0.43)
Less Distributions:
Dividends from net investment income	(0.46)		(0.37)	(0.33)	(0.58)	(0.15)
Distributions from realized capital gains	—		—	—	—	(0.20)
Total Distributions	(0.46)		(0.37)	(0.33)	(0.58)	(0.35)
Net Asset Value, End of Period	$17.81		$15.70	$15.97	$14.21	$15.76
Total Return	16.37%		0.72%	14.81%	(5.95)%	(2.72)%
Net Assets, End of Period (000’s)	$39,803		$44,811	$124,102	$129,983	$170,731
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.58%		1.52%	1.52%	1.52%	1.51%
Net	1.48	%(e)	1.42%	1.42%	1.42%	1.41%
Ratio of net investment income (loss) to average net assets(b)(c)	2.18%		2.90%	2.07%	2.09%	1.15%
Portfolio Turnover	27%		13%	21%	18%	29%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	Institutional Shares
	Years Ended March 31,
	2026		2025	2024	2023	2022
Net Asset Value, Beginning of Period	$15.64		$15.96	$14.21	$15.77	$16.54
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.48		0.53	0.36	0.35	0.25
Net realized and unrealized gain / (loss) on securities	2.15		(0.36)	1.78	(1.28)	(0.61)
Total from Investment Operations	2.63		0.17	2.14	(0.93)	(0.36)
Less Distributions:
Dividends from net investment income	(0.53)		(0.49)	(0.39)	(0.63)	(0.21)
Distributions from realized capital gains	—		—	—	—	(0.20)
Total Distributions	(0.53)		(0.49)	(0.39)	(0.63)	(0.41)
Net Asset Value, End of Period	$17.74		$15.64	$15.96	$14.21	$15.77
Total Return	16.82%		1.18%	15.20%	(5.65)%	(2.29)%
Net Assets, End of Period (000’s)	$476,783		$531,146	$634,476	$609,581	$753,426
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.33%		1.27%	1.27%	1.27%	1.26%
Net	1.11	%(e)	1.05%	1.05%	1.05%	1.04%
Ratio of net investment income (loss) to average net assets(b)(c)	2.63%		3.28%	2.42%	2.50%	1.49%
Portfolio Turnover	27%		13%	21%	18%	29%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	R6 Shares
	Years Ended March 31,
	2026		2025		2024		2023		2022
Net Asset Value, Beginning of Period	$15.67	*	$16.20	*	$14.59	*	$16.47	*	$17.43	*
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.45		0.54	*	0.39	*	0.36	*	0.24	*
Net realized and unrealized gain / (loss) on securities	2.22		(0.37	)*	1.78	*	(1.33	)*	(0.61	)*
Total from Investment Operations	2.67		0.17	*	2.17	*	(0.97	)*	(0.37	)*
Less Distributions:
Dividends from net investment income	(0.54)		(0.70	)*	(0.56	)*	(0.91	)*	(0.30	)*
Distributions from realized capital gains	—		—	*	—	*	—	*	(0.29	)*
Total Distributions	(0.54)		(0.70	)*	(0.56	)*	(0.91	)*	(0.59	)*
Net Asset Value, End of Period	$17.80		$15.67	*	$16.20	*	$14.59	*	$16.47	*
Total Return	17.00%		1.27%		15.13%		(5.59)%		(2.23)%
Net Assets, End of Period (000’s)	$100,495		$200,324		$264,566		$261,031		$259,496
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.18%		1.12%		1.12%		1.12%		1.12%
Net	1.08	%(e)	1.02%		1.02%		1.02%		1.02%
Ratio of net investment income (loss) to average net assets(b)(c)	2.60%		3.30%		2.52%		2.53%		1.35%
Portfolio Turnover	27%		13%		21%		18%		29%

*Adjusted to reflect Reverse Stock Split (Note 2)

(a)Per share numbers have been calculated using the average shares method.

(b)Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)Ratios of expenses to average net assets:

- Gross (total expenses before fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

- Net (total expenses net of fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-Does not include expenses of the investment companies in which the Fund invests.

(e)Ratio (Net) would have been 1.44% for Ordinary Shares, 1.07% for Institutional Shares and 1.03% for R6 Shares if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the Fund.

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	Years Ended March 31,
	2026	2025	2024		2023	2022
Net Asset Value, Beginning of Period	$11.75	$11.98	$11.68		$12.69	$13.95
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.19	0.29	0.11		0.17	0.10
Net realized and unrealized gain / (loss) on securities	1.14	(0.32)	0.31		(1.03)	0.23
Total from Investment Operations	1.33	(0.03)	0.42		(0.86)	0.33
Less Distributions:
Dividends from net investment income	(0.20)	(0.20)	(0.12)		(0.15)	(0.16)
Distributions from realized capital gains	—	—	—		—	(1.43)
Total Distributions	(0.20)	(0.20)	(0.12)		(0.15)	(1.59)
Net Asset Value, End of Period	$12.88	$11.75	$11.98		$11.68	$12.69
Total Return	11.31%	(0.20)%	3.70%		(6.69)%	1.90%
Net Assets, End of Period (000’s)	$10,962	$11,180	$54,438		$95	$131
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.54%	1.51%	1.81%		1.60%	1.63%
Net	1.44%	1.41%	1.71	%(e)	1.60%	1.63%
Ratio of net investment income (loss) to average net assets(b)(c)	1.42%	2.39%	0.90%		1.56%	0.72%
Portfolio Turnover	46%	31%	38%		57%	51%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	Institutional Shares
	Years Ended March 31,
	2026	2025	2024		2023	2022
Net Asset Value, Beginning of Period	$11.80	$12.13	$11.81		$12.83	$14.06
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.25	0.34	0.20		0.22	0.18
Net realized and unrealized gain / (loss) on securities	1.14	(0.29)	0.28		(1.04)	0.21
Total from Investment Operations	1.39	0.05	0.48		(0.82)	0.39
Less Distributions:
Dividends from net investment income	(0.25)	(0.38)	(0.16)		(0.20)	(0.19)
Distributions from realized capital gains	—	—	—		—	(1.43)
Total Distributions	(0.25)	(0.38)	(0.16)		(0.20)	(1.62)
Net Asset Value, End of Period	$12.94	$11.80	$12.13		$11.81	$12.83
Total Return	11.76%	0.43%	4.24%		(6.32)%	2.37%
Net Assets, End of Period (000’s)	$23,502	$24,879	$6,843		$3,438	$3,682
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.29%	1.30%	1.57%		1.38%	1.34%
Net	0.99%	0.87%	1.30	%(e)	1.26%	1.22%
Ratio of net investment income (loss) to average net assets(b)(c)	1.87%	2.83%	1.62%		1.94%	1.21%
Portfolio Turnover	46%	31%	38%		57%	51%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	R6 Shares
	Years Ended March 31,
	2026	2025	2024		2023	2022
Net Asset Value, Beginning of Period	$11.79	$12.14	$11.80		$12.82	$14.07
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.25	0.33	0.22		0.22	0.15
Net realized and unrealized gain / (loss) on securities	1.15	(0.30)	0.28		(1.04)	0.23
Total from Investment Operations	1.40	0.03	0.50		(0.82)	0.38
Less Distributions:
Dividends from net investment income	(0.25)	(0.38)	(0.16)		(0.20)	(0.20)
Distributions from realized capital gains	—	—	—		—	(1.43)
Total Distributions	(0.25)	(0.38)	(0.16)		(0.20)	(1.63)
Net Asset Value, End of Period	$12.94	$11.79	$12.14		$11.80	$12.82
Total Return	11.90%	0.27%	4.45%		(6.30)%	2.25%
Net Assets, End of Period (000's)	$30,413	$27,239	$25,920		$24,524	$22,121
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.14%	1.13%	1.44%		1.23%	1.29%
Net	0.96%	0.97%	1.23	%(e)	1.23%	1.29%
Ratio of net investment income (loss) to average net assets(b)(c)	1.86%	2.75%	1.88%		1.99%	1.11%
Portfolio Turnover	46%	31%	38%		57%	51%

(a)Per share numbers have been calculated using the average shares method.

(b)Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)Ratios of expenses to average net assets:

-Gross (total expenses before fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-Net (total expenses net of fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-Does not include expenses of the investment companies in which the Fund invests.

(e)Ratio (net) would have been 1.57% for Ordinary Shares, 1.16% for Institutional Shares and 1.09% for R6 Shares if the Fund did not incur Proxy Expenses in connection with the Reorganization of Pear Tree Axiom Emerging Markets World Equity Fund.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026

1. Organization of the Trust

Pear Tree Funds, (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has six separate series (each a “Fund” and collectively the “Funds”), offering shares of beneficial interest, each Fund having its own investment objective and principal strategy.

The following Funds and their corresponding investment objectives are:

Pear Tree Polaris Small Cap Fund (“Small Cap”), which seeks maximum long-term capital appreciation.

Pear Tree Quality Fund (“Quality”), which seeks long-term growth of capital.

Pear Tree Essex Environmental Opportunities Fund (“Environmental Opportunities”), which seeks long-term growth of capital.

Pear Tree Polaris Foreign Value Fund (“Foreign Value”), which seeks long-term growth of capital and income.

Pear Tree Polaris Foreign Value Small Cap Fund (“Foreign Value Small Cap”), which seeks long-term growth of capital and income.

Pear Tree Polaris International Opportunities Fund (“International Opportunities”), which seeks long-term capital appreciation.

Each of the Funds is a “diversified company,” within the meaning of the 1940 Act, other than Quality, which is a “non-diversified company.”

As the Trust is an investment company, each Fund accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

The Trustees of the Trust (the “Trustees”) have authorized each Fund to issue three classes of shares, designated as Ordinary Shares, Institutional Shares and R6 Shares. The three classes differ principally in their respective expense structures and minimum investment requirements. Each class of shares of a Fund represents an interest in the same portfolio of investments of that Fund and has equal rights to voting (except as noted in the following sentence), redemptions, dividends and liquidations. Ordinary Shares bear distribution (Rule 12b-1) fees and have exclusive voting rights with respect to the distribution plan that has been adopted by Ordinary Share shareholders pursuant to Rule 12b-1. There is no 12b-1 distribution plan applicable to Institutional Shares or R6 shares of any Fund.

At times, a Fund’s investments may include investments in industries or industry sectors that are interrelated or have common risks, compounding the Fund’s susceptibility to any economic, political, or regulatory developments or other risks affecting those industries and sectors. To the extent that a Fund is permitted to invest in foreign markets, especially emerging markets or countries with limited or developing markets, such investments may subject the Fund to a greater degree of risk than similar investments in the U.S. market or another developed market. Risks associated with these foreign and developing markets include political, social or economic factors and may affect the price of a Fund’s investments and income generated by these investments, as well as a Fund’s ability to repatriate such amounts. Information regarding each Fund’s principal investment risks is contained in the Funds’ prospectus. Please refer to the Funds’ prospectus when considering a Fund’s investment risks.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2026

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry.

Operating Segments

Starting in 2025, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Funds’ Adviser acts as the Portfolios’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers. The financial information in the form of the Funds’ schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

Security Valuation

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded. If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Trustees, which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the exchange rate at the time of valuation. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when Fund shareholders are not able to buy or sell Fund shares. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2026

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

•Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

·Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input (with Level 1 being the highest level input and Level 3 being the lowest level input) that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

Valuation Inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value each Fund’s net assets as of March 31, 2026:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at March 31, 2026
Small Cap	Level 1	Level 2	Level 3	Total
Common Stock*	$82,608,691	$—	$—	$82,608,691
Real Estate Investment Trusts	7,971,629	—	—	7,971,629
Short Term Investments	1,392,873	—	—	1,392,873
Total	$91,973,193	$—	$—	$91,973,193

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2026

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at March 31, 2026
Quality
Common Stock*	$215,587,089	$—	$—	$215,587,089
Depositary Receipts	48,892,997	—	—	48,892,997
Short Term Investments	3,145,498	—	—	3,145,498
Total	$267,625,584	$—	$—	$267,625,584

Environmental Opportunities
Common Stock*	$26,408,580	$—	$—	$26,408,580
Depositary Receipts	193,246	—	—	193,246
Short Term Investments	265,994	—	—	265,994
Total	$26,867,820	$—	$—	$26,867,820

Foreign Value
Common Stock*	$1,345,723,154	$—	$5,060	$1,345,728,214
Short Term Investments	23,969,090	—	—	23,969,090
Total	$1,369,692,244	$—	$5,060	$1,369,697,304

Foreign Value Small Cap
Common Stock*	$537,128,392	$59,734,202	$—	$596,862,594
Short Term Investments	10,655,895	—	—	10,655,895
Total	$547,784,287	$59,734,202	$—	$607,518,489

International Opportunities
Common Stock*	$58,294,266	$4,114,298	$—	$62,408,564
Depositary Receipts	1,389,648	—	—	1,389,648
Short Term Investments	2,029,528	—	—	2,029,528
Total	$61,713,442	$4,114,298	$—	$65,827,740

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2026

At March 31, 2026 there was one Level 3 security held by Foreign Value. No Level 3 securities were held in Small Cap, Quality, Environmental Opportunities, Foreign Value Small Cap or International Opportunities. The following is a reconciliation of the Level 3 assets for which unobservable inputs were used to determine fair value for Foreign Value at March 31, 2026

Foreign Value Common Stock
Balances as of 03/31/2025	$4,854
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	206
Purchases	—
Sales	—
Transfer into Level 3	—
Transfer out of Level 3	—
Balances as of 03/31/2026	$5,060

*Refer to Schedule of Investments for breakout by industry and/or country.

*Transfers between Levels are recognized at the end of the reporting period.

*At March 31, 2026 Foreign Value transferred $52,240,827 out of Level 2 into Level 1. Foreign Value Small Cap Fund transferred $12,434,206 out of Level 2 into Level 1, and $30,994,107 out of Level 1 into Level 2. International Opportunities transferred $4,045,665 out of Level 2 into Level 1.

All transfers from Level 2 to Level 1 were exchange pricing as a result of the recommencement of market trading on foreign exchanges. All transfers from Level 1 to Level 2 were exchange pricing as a result of closure of market trading on foreign exchanges. Small Cap, Quality and Environmental Opportunities Funds had no transfers.

*For each of Small Cap, Quality, Environmental Opportunities and Foreign Value Funds, no common stock was labeled as Level 2 as of March 31, 2026. For Foreign Value Small Cap and International Opportunities, the aggregate market values of common stock labeled as Level 2 consists of the market value of the common stock labeled as Level 2 in the following industries:

	Foreign Value Small Cap	International Opportunities
Banks	$44,350,620	$—
Consumer Finance	15,383,582	1,450,696
Diversified Financial Services	—	2,663,602
	$59,734,202	$4,114,298

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2026

*Market Value of common stock labeled as Level 3 in Foreign Value consists of the market value of common stock labeled as Level 3 in the following industries:

Foreign Value
Metals & Mining	$5,060
$5,060

No other Fund held common stock labeled as Level 3 as of March 31, 2026.

*The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2026;

Common Stock	Fair Value March 31, 2026	Valuation Methodologies	Unobservable Input(1)	Range	Impact to Valuation from a Decrease in Input(2)
Foreign Value	$5,060	Market Comparable	Comparability Adjustment	100%	Decrease

1. In determining certain of these inputs, the Valuation Committee evaluates a variety of factors, including economic conditions, industry and market developments, and company specific developments.

2.This column represents the directional change in the fair value of the Level 3 investments that would result from a decrease to the corresponding unobservable input. An increase to the observable input would have the opposite effect.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as, among other things, this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss with respect to these arrangements to be minimal.

Reverse Stock Split

On November 26, 2025, the Trustees approved a reverse stock split of the issued and outstanding shares of Class R6 shares (the “Reverse Stock Split”) of each of the following funds: Small Cap; Quality; Environmental Opportunities; Foreign Value; and Foreign Value Small Cap. The Reverse Stock Split took place after the close of business on December 5, 2025. As a result of the Reverse Stock Split, for each Class R6 share of the Fund a shareholder held, the shareholder received a proportional number of shares of Class R6 of the Fund with the same aggregate dollar value. The total dollar value of a shareholder’s

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2026

investment in Class R6 shares of the Fund was unchanged and each shareholder continued to own the same percentage (by value) of the Fund immediately following the Reverse Stock Split as the shareholder did immediately prior to the Reverse Stock Split. The Reverse Stock Split was not a taxable event, nor did it have an impact on the Fund’s holdings or performance. Shares of International Opportunities Class R6 remain unchanged. The following table shows the ratio of Class R6 shares to post-Reverse Stock Split Class R6 shares.

	Reverse Stock Split Ratio	Reverse Stock Split	Record Date	Pre-Split NAV	Post Split NAV
Small Cap R6	3.861 : 1	0.259	12/05/2025	9.62	37.09
Quality R6	3.258 : 1	0.307	12/05/2025	9.20	29.94
Environmental Opportunities R6	2.188 : 1	0.457	12/05/2025	7.77	16.95
Foreign Value R6	2.119 : 1	0.472	12/05/2025	13.73	29.09
Foreign Value Small Cap R6	1.429 : 1	0.700	12/05/2025	12.88	18.32

Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financials were issued. There were no events or transactions that occurred during the period that materially impacted the accounts or disclosures in the Funds’ financial statements.

Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (i.e., the date the order to buy or sell is executed, which may or may not be the settlement date). Dividend income, less foreign taxes withheld, is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Distributions received on securities that represent a return of capital or a capital gain are recorded as reductions of cost of investments and/or as realized gains. Each Fund estimates the components of distributions that may be considered nontaxable distributions or capital gain distributions for tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Each Fund’s investment income and realized and unrealized gains and losses are allocated among classes based upon the daily relative net assets.

Foreign Taxes

The Funds are subject to foreign income taxes imposed by certain countries in which some of the Funds invest. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are recognized by the Funds as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain (loss) on securities in the Statement of Operations. To the extent that a Fund may have country specific capital loss carry-forwards, such carry-forwards are applied against net unrealized gains

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2026

when determining the deferred tax liability. Any deferred tax liability recognized by the Funds is included on the Statement of Assets and Liabilities as Non-U.S. Deferred tax. Management evaluates its deferred tax assets and liabilities and applies an allowance to such deferred tax assets and liabilities to the extent it has determined that such deferred tax assets and liabilities will be recognized in the future.

Reverse Repurchase Agreements

When a Fund participates in a reverse repurchase transaction, the Funds’ custodian takes possession through the federal book-entry system of those securities of the counterparty collateralizing the counterparty’s obligation under the reverse repurchase transaction. Collateral is marked-to-market daily to confirm that the market value of the collateral remains sufficient to cover the counterparty’s obligation to the participating Fund. The Funds may experience costs and delays in liquidating the collateral if the counterparty or the issuer of the collateral defaults or enters into bankruptcy. At March 31, 2026, there were no outstanding Reverse Repurchase Agreements.

Counterparty Credit Risk

Some transactions in which a Fund may engage involve instruments that are not traded on an exchange. Rather, these instruments are traded between counterparties based on contractual relationships. As a result, a Fund is subject to the risk that the counterparty will not perform obligations under the related contract. Although each Fund expects to enter into transactions only with counterparties believed by the Fund’s investment manager or sub-adviser to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Foreign Currency Transactions

All monetary items denominated in foreign currencies are translated into U.S. dollars based on the prevailing exchange rate at the time of valuation. Income and expenses denominated in foreign currencies are translated at the prevailing rates of exchange when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities but are included with the net realized and unrealized gain or loss on investments.

Forward Foreign Currency Contracts

Certain Funds may enter into forward foreign currency contracts to manage their exposure to fluctuations in certain foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it is opened and the value at the time it is closed. In addition to the risks of financial investments mentioned above, risks arise from unanticipated movements in currency values. At March 31, 2026, there were no outstanding Forward Foreign Currency Contracts.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2026

Spot Foreign Currency Contracts

Certain Funds may engage in spot foreign currency contracts. A spot foreign currency contract is an obligation to buy or sell with one currency a specified amount of another currency at the prevailing exchange rate for immediate settlement on the spot date, which is generally T + 2. Although, these transactions are instantaneous and may mitigate unwanted foreign exchange exposure, they are subject to movements in the spot exchange rate (i.e., the prevailing exchange rate at the time of the transaction), which can be unpredictable.

At March 31, 2026, there were no outstanding Spot Foreign Currency Contracts.

Securities Lending

During the period covered by this report, no Fund lent any of its securities and the Funds currently are not participating in a securities lending program.

Allocations of Trust Expenses

Trust expenses attributable to a specific Fund are allocated in their entirety to that Fund. Trust expenses that are not attributed to a specific Fund are allocated among all Funds in proportion to the respective net assets of the Funds.

A Fund’s expenses allocable to a specific class of shares of that Fund, such as distribution (12b-1) fees and certain transfer agent and fund administration fees, are allocated to that class. Fund expenses that are not attributable to a specific class, which includes management fees and custody expenses, are allocated to all classes in proportion to the respective net assets of the Fund’s classes. (See Note 3.)

Income and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentages of adjusted net assets at the beginning of the day.

Distributions to Shareholders

Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by each Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, with the exception of certain fee waivers and expense Reimbursement Agreements, as well as certain class-specific expenses. Ordinary Shares incur distribution (12b-1) fees while Institutional Shares and R6 Shares do not. Distributions from net investment income for each Fund, if any, are declared and paid annually. Distributions from net realized gains for each Fund, if any, are generally declared and paid annually.

3. Management Fees, Advisory Fees and Other Affiliate Transactions

Management Fees

The Trust has entered into a management agreement (the “Management Agreement”) with Pear Tree Advisors, Inc. (the “Manager”) with respect to each Fund. Compensation of the Manager, for management and administration of the Funds, including selection and monitoring of investment sub-advisers, is paid

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2026

monthly based on the average daily net asset value of each Fund for the month. The annual stated contractual rate of such fees is 1.00 percent of the average daily total net assets of each of the Funds except for Small Cap, for which there is an annual rate of 0.80 percent of the average daily total net assets and Environmental Opportunities and International Opportunities, for which there is an annual rate of 0.90 percent of the average daily total net assets.

Since March 31, 2017 and most recently extended to July 31, 2026, the Manager has agreed, with respect to Foreign Value and Foreign Value Small Cap, to waive a portion of its management fees that it would otherwise receive under the Management Agreement such that the actual aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of each such Fund would be calculated using an annual rate of 0.90 percent of that Fund’s Net Assets, as such term is defined in the Management Agreement. On and before July 31, 2026 each waiver arrangement only may be terminated by the Trustees in their sole discretion.

Since December 1, 2013, and most recently extended to July 31, 2026, the Manager has agreed to waive a portion of its management fee relating to Quality Fund such that the aggregate management fee to be received by the Manager during the waiver period would be determined using (a) an annual rate of 0.75 percent of Quality Fund’s average daily net assets if the Quality Fund’s average daily net assets are up to and including $125 million, and (b) thereafter, an annual rate of 0.50 percent of Quality Fund’s average daily net assets for amounts in excess of $125 million. On or before July 31, 2026, this arrangement only may be terminated by the Trustees in their sole discretion.

Since August 1, 2023 and most recently extended to July 31, 2026, the Manager has contractually agreed to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to International Opportunities such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of International Opportunities would be calculated using an annual rate of 0.80 percent of International Opportunities’ net assets. This fee waiver only may be terminated by the Trustees in their sole discretion.

In addition, under the Management Agreement, the Manager has agreed to reduce its compensation, and if necessary, assume expenses, with respect to Small Cap Fund to the extent that the total expenses of Small Cap Fund individually exceed 2 percent of average net assets for any fiscal year. Small Cap Fund expenses subject to this limitation are exclusive of brokerage, interest, taxes and extraordinary expenses, which include incremental custody costs associated with international securities. Expenses are calculated gross of custody credits, if applicable.

For the year ended March 31, 2026, aggregate management fees inclusive of fee waivers and reimbursements, from all Funds were $24,335,621, as disclosed on the Statement of Operations.

Since November 15, 2019, and most recently extended to July 31, 2026, the Manager has agreed to reimburse the Foreign Value Fund R6 Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.94%. Reimbursed expenses do not include amounts paid to a third party to assist in reclaiming EU tax overpayments made by the Fund. On and before July 31, 2026 this arrangement only may be terminated by the Trustees in their sole discretion.

Since August 1, 2023 through July 31, 2025, the Manager had contractually agreed to reimburse International Opportunities with respect to Institutional Shares for a portion of International Opportunities’

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2026

expenses attributable to Institutional Shares in an amount equal to 0.10 percent per annum, provided that the amount of such reimbursement for such year shall not exceed the amount of the portion of International Opportunities’ adjusted “Annual Fund Operating Expenses” attributable to Institutional Shares for that year, Adjusted “Annual Fund Operating Expenses” for a year means all International Opportunities operating expenses for the year, other than management fees, distribution and services fees, AFFE and extraordinary expenses. This agreement terminated on July 31, 2025, and reimbursements terminated for all periods after that date.

Since November 1, 2024 and most recently extended through July 31, 2026, the Manager has contractually agreed to reimburse such portion of the expenses of International Opportunities Fund attributable to each of Institutional and R6 Shares such that “Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement” with respect to each of Institutional Shares and R6 Shares, other than extraordinary expenses, is not greater than 0.99 percent of International Opportunities Fund’s net assets attributable to Institutional Shares and 0.96 percent of International Opportunities Fund’s net assets attributable to R6 Shares, respectively. On and before July 31, 2026, this arrangement only may be terminated by the Trustees in their sole discretion.

Since June 1, 2020, and most recently extended to July 31, 2026, the Manager has agreed to reimburse the Pear Tree Quality Fund Institutional Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.79%. On and before July 31, 2026, this arrangement only may be terminated by the Trustees in their sole discretion.

Since September 1, 2021, and most recently extended to July 31, 2026, the Manager has agreed to reimburse the Environmental Opportunities Fund Ordinary Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 1.24%, Institutional Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.99%, and R6 Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.95%. On and before July 31, 2026 this arrangement only may be terminated by the Trustees in their sole discretion.

Since November 1, 2024 and most recently extended through July 31, 2026, the Manager has contractually agreed to reimburse such portion of the expenses of Small Cap Fund attributable to each of Institutional Shares and R6 Shares such that the “Total Annual Fund Operating Expenses after Fee Waiver and/ or Expense Reimbursement” with respect to each of Institutional Shares and R6 Shares, other than extraordinary expenses, is not greater than 0.99 percent of Small Cap Fund’s net assets attributable to Institutional Shares and 0.96 percent of Small Cap Fund’s net assets attributable to R6 Shares. On and before July 31, 2026, this arrangement only may be terminated by the Trustees in their sole discretion.

Since November 1, 2024 and most recently extended through July 31, 2026, the Manager has contractually agreed to reimburse such portion of the expenses of Quality Fund attributable to R6 Shares such that the “Total Annual Fund Operating Expenses after Fee Waiver and/ or Expense Reimbursement” with respect to R6 Shares, other than extraordinary expenses, is not greater than 0.64 percent of Quality Fund’s net assets attributable to R6 Shares. On and before July 31, 2026, this arrangement only may be terminated by the Trustees in their sole discretion.

Neither the Manager nor any Sub-Adviser may recoup any amount of those fees that have been waived or fund expenses that have been reimbursed by the Manager and/or Sub-Adviser.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2026

Sub-Advisory Fees

The Manager has entered into sub-advisory contracts with the following sub-advisers (collectively the “Sub-Advisers”) to provide investment sub-advisory services to the following Funds: Chartwell Investment Partners, LLC (Quality), Essex Investment Management Company, LLC (Environmental Opportunities) and Polaris Capital Management, LLC (Small Cap, Foreign Value, Foreign Value Small Cap and International Opportunities).

For services rendered, the Manager pays to the Sub-Advisers of a Fund a sub-advisory fee based on a percentage of the average daily total net assets of the Fund. The fee for each Fund is determined separately. During the year ended March 31, 2026, the fees paid by the Manager to the Sub-Advisers of the Funds were as follows:

Small Cap	0.25% of the first $100 million and
0.30% of amounts in excess of $100 million but less than $200 million and
0.325% of amounts in excess of $200 million of average daily total net assets
Quality	A fee equal to the flat annual rate of $90,000
Environmental Opportunities	0.38% of the average daily total net assets
Foreign Value	0.35% of the first $35 million and
0.40% of amounts in excess of $35 million but less than $200 million and
0.50% of assets in excess of $200 million of average daily total net assets
Foreign Value Small Cap	0.35% of the first $35 million and
0.40% of amounts in excess of $35 million but less than $200 million and
0.50% of amounts in excess of $200 million of average daily total net assets.
International Opportunities	0.30% of the first $35 million and
0.35% of amounts in excess of $35 million but less than $200 million and
0.45% of amounts in excess of $200 million of average daily total net assets.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2026

As of March 31, 2017 and most recently extended through July 31, 2026, the Sub-Adviser to each of Foreign Value, Foreign Value Small Cap, and International Opportunities has contractually agreed to waive its sub-advisory fees such that the aggregate sub-advisory fee that the Sub-Adviser would receive during the waiver period would be calculated using the following annual rates:

Foreign Value	0.30% of the first $35 million and
0.35% of amounts in excess of $35 million but less than $200 million and
0.45% of amounts in excess of $200 million of average daily total net assets
Foreign Value Small Cap	0.30% of the first $35 million and
0.35% of amounts in excess of $35 million but less than $200 million and
0.45% of amounts in excess of $200 million of average daily total net assets.
International Opportunities	0.25% of the first $35 million and
0.30% of amounts in excess of $35 million but less than $200 million and
0.40% of amounts in excess of $200 million of average daily total net assets.

This sub-advisory fee waiver only may be terminated upon the termination of the corresponding management fee waiver, and the corresponding management fee waiver only may be terminated by the Trustees in their sole discretion.

Distribution Fees, including Fees under 12b-1 Plans

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which allows each Fund to pay certain distribution and shareholder servicing activities relating to Ordinary Shares from Fund assets. The Funds also have entered into a distribution agreement (the “Distribution Agreement”) with U.S. Boston Capital Corporation (the “Distributor”). For its services under the 12b-1 Plan and the Distribution Agreement, the Distributor receives the distribution (12b-1) fees, that is, 0.25 percent of the average daily net asset value of the Ordinary Shares of the Funds, payable monthly.

Holders of Institutional Shares and R6 Shares pay no portion of the 12b-1 Plan expenses of the Funds applicable to Ordinary Shares, and neither Institutional Shares nor R6 Shares are subject to any other distribution plan adopted pursuant to Rule 12b-1. Holders of Institutional Shares and R6 Shares also are not entitled to vote on matters involving the 12b-1 Plan applicable to Ordinary Shares.

During the year ended March 31, 2026, the aggregate 12b-1 distribution fees of the Funds were $1,090,940, as disclosed on the Statement of Operations.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2026

Transfer Agent Fees

Transfer agent functions are provided to the Funds by Pear Tree Institutional Services, a division of the Manager (the “Transfer Agent”), pursuant to a transfer agent agreement (the “Transfer Agent Agreement”). The Transfer Agent Agreement provides that with respect to Ordinary Shares and Institutional Shares, base fees are payable to the Transfer Agent at an annual rate of 0.16 percent of the average daily total net asset value of each such class, and with respect to R6 Shares, base fees payable at an annual rate of 0.01 percent of the average daily total net asset value of R6 Shares. The Transfer Agent also is entitled to reimbursement of out-of-pocket expenses.

The Transfer Agent has contractually agreed to waive such portion of the base fees that it would otherwise receive for serving as the transfer agent such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of that Fund’s net assets attributable to Institutional Shares, these waivers are effective as follows:

March 31, 2017 through July 31, 2026 for Small Cap, Foreign Value, Foreign Value Small Cap.

June 1, 2017 through July 31, 2026 for Quality.

January 1, 2019 through July 31, 2026 for International Opportunities.

September 1, 2021 through July 31, 2026 for Environmental Opportunities.

Prior to July 31, 2026 these arrangements only may be terminated by the Trustees in their sole discretion.

During the year ended March 31, 2026, the aggregate amount of transfer agent fees paid by the Funds, inclusive of fee waivers, were $1,577,431, as disclosed on the Statement of Operations.

Fund Administration Fees

Pursuant to an Administration Agreement, the Manager provides certain administrative services to the Funds. During the year ended March 31, 2026, the aggregate amount of fees paid by all Funds pursuant to this agreement was $802,001, as disclosed on the Statement of Operations.

The Trustees have approved reimbursement to the Manager for a percentage of the compensation (including benefits) paid by the Manager to the Trust’s Chief Compliance Officer. For the year ended March 31, 2026, the Trust reimbursed the Manager a portion of the Chief Compliance Officer’s compensation in the aggregate amount of $305,256.

Custody and Fund Accounting

UMB Fund Services, LLC serves as a fund administrator of each Fund. UMB Bank, n.a., serves as the custodian of each Fund’s assets.

To the knowledge of the Trust, neither UMB Fund Services, LLC nor UMB Bank n.a. is affiliated with the Manager, any Sub-Adviser, or the Distributor. Custody credits generated by interest earned on un-invested cash balances maintained by the Funds are used to offset custodial expenses of the Funds. For the year ended March 31, 2026, there were no custody credits.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2026

Trustees’ Fees

For the year ended March 31, 2026, each Trustee who was not an “interested person” of the Trust, each, an “Independent Trustee”, as that term is defined in the 1940 Act, received a fee for serving in that role in the aggregate amount of $57,000, and each of the Chairman of the Audit Committee and the Lead Independent Trustee received additional fees for such period in the aggregate amount of $3,000. All fees paid to the Trustees were allocated among the Funds in proportion to their respective net assets. Compensation for the services of the Trustee who was an interested person of the Trust during that period was paid by the Manager

4. Purchases and Sales

During the year ended March 31, 2026, purchases of investment securities, other than U.S. Government obligations and short-term investments for Small Cap, Quality, Environmental Opportunities, Foreign Value, Foreign Value Small Cap, and International Opportunities, were $33,832,187, $166,766,252, $15,871,204, $469,740,834, $182,175,685, and $30,073,281, respectively. Sales of such securities for the Funds were $42,085,468, $247,784,850, $32,777,118, $1,728,833,471, $429,208,269, and $34,206,689, respectively.

5. Contingent Liability

For the period April 1, 2023 to July 31, 2023, the Trust maintained a joint fidelity bond with the Funds’ Transfer Agent through ICI Mutual Insurance Company (“ICI Mutual”). The annual premium for that policy was allocated among the Funds and the Transfer Agent. Additionally, the Funds had committed $54,174 in cash (i.e., “reserve premium”) to ICI Mutual, with each Fund’s pro rata portion recorded as an asset. Such reserve premium was held by ICI Mutual. This reserve premium will be refunded by August 1, 2028.

Beginning August 1, 2023, the Trust has maintained a joint fidelity bond with the Transfer Agent through Hartford Fire Insurance Company. The annual premium for that policy currently is allocated among the Funds and the Transfer Agent.

6. Concentration of Risk

The relatively large investments from time to time of Foreign Value, Foreign Value Small Cap, and International Opportunities in countries with limited or developing capital markets may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of each Fund’s investments and the income they generate, as well as each Fund’s ability to repatriate such amounts.

7. Federal Income Taxes

It is the policy of the Funds to distribute all of their taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (“IRC”), applicable to regulated investment companies. Therefore, no Federal income tax provision is required.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2026

The tax components of capital shown in the following tables represent: (1) losses or deductions the portfolios may be able to offset against income and gains realized in future years, (2) distribution requirements the portfolios must satisfy under the income tax regulations, and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.

Certain Funds had capital loss carryovers at March 31, 2026. The accumulated capital losses noted in the table may be available to offset future realized capital gains and thereby reduce future taxable gain distributions.

	March 31, 2026
	Capital Loss Carry Forward due to Merger Subject to Limitation	Capital Loss Short Term No Expiration Short Term	Capital Loss Long Term No Expiration Long Term	Total Capital Loss
Small Cap	$—	$—	$—	$—
Quality	—	—	—	—
Environmental Opportunities	—	(4,167,763)	(4,916,759)	(9,084,522)
Foreign Value	—	—	—	—
Foreign Value Small Cap	—	(12,240,663)	(13,033,615)	(25,274,278)
International Opportunities*	(20,027,239)	(15,218,243)		(35,245,482)

*International Opportunities Fund’s acquired losses are subject to an annual IRC section 382 limit of $766,783.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by the tax authorities. Management has analyzed each Fund’s tax positions, and it has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2023-2025, or expected to be taken in the Fund’s 2026 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits with respect to any Fund will change materially in the next twelve months.

The primary differences between book and tax appreciation or depreciation of investments consist of wash sale loss deferrals, return of capital distributions by real estate investment trusts (“REITs”), mark-to-market valuation on passive foreign investment companies (“PFICs”) held and foreign capital gains taxes accrued.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2026

The net tax appreciation/(depreciation) in the table below includes unrealized tax gain/(loss) on foreign currency and investments.

	March 31, 2026
Portfolio	Org Cost	Undistributed Ordinary Income	Undistributed Capital Gains	Late Year Ordinary and Post October Capital Loss Deferrals	Capital Loss Carryover	Net Tax Appreciation/(Depreciation)	Total
Small Cap	$—	$814,321	$4,632,317	$—	$—	$24,570,625	$30,017,263
Quality	—	69,736	32,884,168	—	—	8,998,973	41,952,877
Environmental Opportunities	—	—	—	—	(9,081,643)	1,882,407	(7,199,236)
Foreign Value	—	36,507,109	216,049,035	—	—	452,992,467	705,548,611
Foreign Value Small Cap	—	8,428,729	—	(5,857,669)	(25,274,278)	114,777,274	92,074,056
International Opportunities	(22,637)	72,718	—	—	(35,245,482)	8,409,473	(26,785,928)

At March 31, 2026, the tax composition of dividends was as follows :

Portfolio	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital
Small Cap	$1,629,257	$8,162,941	$—
Quality	3,081,265	66,312,910	—
Environmental Opportunities	17,223	—	1,557
Foreign Value	63,209,922	22,076,137	—
Foreign Value Small Cap	19,079,361	—	—
International Opportunities	1,218,575	—	—

At March 31, 2025, the tax composition of dividends was as follows :

Portfolio	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital
Small Cap	$991,560	$2,529,559	$—
Quality	3,951,034	23,112,065	—
Environmental Opportunities	—	—	—
Foreign Value	71,926,364	—	—
Foreign Value Small Cap	31,725,005	—	—
International Opportunities	2,128,610	—	—

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2026

As of March 31, 2026, the following Funds had qualified late-year ordinary losses, which are deferred until fiscal year 2027 for tax purposes.

Portfolio	Late-Year Ordinary Losses
Small Cap	$—
Quality	—
Environmental Opportunities	—
Foreign Value	—
Foreign Value Small Cap	5,857,667
International Opportunities	—

As of March 31, 2026, the following funds had post-October 2025 capital losses which are deferred until April 1, 2026 for tax purposes.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Portfolio	Post-October Capital Losses
Small Cap	$—
Quality	—
Environmental Opportunities	—
Foreign Value	—
Foreign Value Small Cap	—
International Opportunities	—

Accounting principles generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on a Fund’s net assets or a Fund’s net asset value per share. For the year ended March 31, 2026, permanent differences in book and tax accounting have been reclassified to shares of beneficial interest and distributable earnings for the Small Cap, Quality, Environmental Opportunities, Foreign Value, Foreign Value Small Cap and International Opportunities Funds for $0, $0, $36,650, $0, $0 and $0, respectively.

Permanent differences primarily related to net operating losses, return of capital distributions by real estate investment trusts (REITs) and non-REIT securities, foreign currency reclasses, adjustments for sale of shares in passive foreign investment corporations (PFICs), re-designations of distributions and foreign and capital gains tax reclass.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2026

During the fiscal year ended March 31, 2026, The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. For the year ended March 31, 2026, the following foreign taxes were paid (net of refunds) by the Funds:

	Small Cap	Quality	Environmental Opportunities	Foreign Value	Foreign Value Small Cap	International Opportunities
Australia	—	—	—	—	—	9,187
Austria	—	—	—	(196,984)	—	—
Belgium	—	—	—	(45,115)	(14,277)	1,639
Brazil	—	—	—	—	173,319	14,083
Canada	1,241	94	—	299,997	135,048	13,025
Cayman Islands	—	—	—	59,824	—	—
Chile	—	—	—	347,453	—	—
China	—	—	203	—	13,307	12,419
Denmark	—	17,679	(5,583)	—	(47,922)	(1,687)
Finland	—	—	—	—	—	—
France	—	34,092	—	1,509,005	504,463	30,234
Germany	—	13,319	5,915	625,009	131,536	9,860
India	—	—	—	—	20,700	1,680
Indonesia	—	—	—	—	9,756	17,029
Ireland	—	—	(1,248)	—	(140,972)	—
Italy	—	—	—	497,532	97,715	6,067
Japan	—	—	4,339	689,788	259,945	11,292
Mexico	—	—	—	—	—	4,386
Netherlands	—	4,796	—	277,556	237,365	1,409
Norway	—	—	—	1,203,609	843,905	39,238
Portugal	—	—	—	—	(3,561)	1,907
Puerto Rico	234	—	—	—	—	—
South Africa	—	—	—	—	27,099	19,836
South Korea	—	—	—	459,218	11,713	1,534
Spain	—	6,900	—	384,524	16,258	—
Sweden	—	—	—	462,753	172,832	—
Switzerland	—	28,658	—	105,834	—	4,820
Taiwan	—	33,780	—	—	267,308	37,835
Thailand	—	—	—	—	295,711	1,752
	1,475	139,318	3,626	6,680,003	3,011,248	237,545

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2026

Federal Tax Information (Unaudited)

Qualified Dividend Income Percentage
Small Cap	100.00%
Quality	100.00%
Environmental Opportunities	0.00%
Foreign Value	100.00%
Foreign Value Small Cap	94.53%
International Opportunities	100.00%

The Funds may elect under IRC Section 853 to pass through foreign tax credits to its shareholders for the year ended March 31, 2026.

The total amount of foreign taxes that is expected to pass through to shareholders and the respective foreign source income are as follows:

	Foreign Tax Credit	Foreign Source Income
Foreign Value	$4,317,867	$40,888,827
Foreign Value Small Cap	2,035,460	19,103,032
International Opportunities	171,401	1,346,406

PEAR TREE FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of the
Pear Tree Funds
Lincoln, Massachusetts 01773

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Pear Tree Polaris Small Cap Fund, Pear Tree Quality Fund, Pear Tree Essex Environmental Opportunities Fund, Pear Tree Polaris Foreign Value Fund, Pear Tree Polaris Foreign Value Small Cap Fund, and Pear Tree Polaris International Opportunities Fund (the “Funds”), each a series of the Pear Tree Funds (the “Trust”), including the schedules of investments, as of March 31, 2026, the related statements of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of March 31, 2026, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting Pear Tree Funds	Statement of operations	Statements of changes in net assets	Financial highlights
Pear Tree Polaris Small Cap Fund, Pear Tree Quality Fund, Pear Tree Polaris Foreign Value Fund, Pear Tree Polaris Foreign Value Small Cap Fund, Pear Tree Polaris International Opportunities Fund	For the year ended March 31, 2026	For each of the two years in the period ended March 31, 2026	For each of the five years in the period ended March 31, 2026
Pear Tree Essex Environmental Opportunities Fund	For the year ended March 31, 2026	For each of the two years in the period ended March 31, 2026	For the year ended August 31, 2021, for the seven-month period ended March 31, 2022, and for each of the four years in the period ended March 31, 2026

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

PEAR TREE FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 21, 2026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies

During the period covered by this report, Registrant did not make any change in or have any disagreements with accountants on any accounting or financial disclosure required by Item 304 of Regulation S-K.

Item 9: Proxy Disclosure for Open-End Management Investment Companies:

No matter was submitted during the period covered by this report to a vote of Registrant’s shareholders through the solicitation of proxies or otherwise.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies

The amounts of renumeration paid to Registrant’s Trustees and Chief Compliance Officer are incorporated by reference as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed as Item 7 herewith. During the reporting period, no compensation was paid by Registrant to a Trustee who was an “interested person” of Registrant, as such term is defined in the 1940 Act, or to any other officer of the Registrant for his or her services to Registrant as a trustee or officer, for those services, such persons were compensated by the Manager, the Pear Tree Funds’ distributor, or other sources.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the Registrant’s Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1) The Registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)       Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)	Separate certifications by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)       A certification by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pear Tree Funds

By:	/s/ Willard L. Umphrey
Willard L. Umphrey
Principal Executive Officer

Date:	June 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Willard L. Umphrey
Willard L. Umphrey
Principal Executive Officer

Date:	June 2, 2026

By:	/s/ Leon Okurowski
Leon Okurowski
Principal Financial Officer

Date:	June 2, 2026